As filed with the Securities and Exchange Commission on April 24, 2009

Securities Act File No.

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

Form N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. ☐

ING VARIABLE PORTFOLIOS, INC.

(Exact Name of Registrant as Specified in Charter)

7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034

(Address of Principal Executive Offices) (Zip Code)

1-800-366-0066

(Registrant’s Area Code and Telephone Number)

Huey P. Falgout, Jr.

ING Investments, LLC

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

(Name and Address of Agent for Service)

With copies to:

Philip H. Newman, Esq.

Goodwin Procter, LLP

Exchange Place

53 State Street

Boston, MA 02109

Approximate Date of Proposed Public Offering:

As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective on May 25, 2009 pursuant to Rule 488 under the Securities Act of 1933, as amended.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

ING OPPORTUNISTIC LARGECAP GROWTH PORTFOLIO

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

1-800-992-0180

June 10, 2009

Dear Variable Contract Owner/Plan Participant:

The Board of Directors (the “Board”) has called a special meeting of shareholders (the “Special Meeting”) of ING Opportunistic LargeCap Growth Portfolio (“Opportunistic LargeCap Growth Portfolio”), which is scheduled for 10:00 a.m., Local time, on July 21, 2009, at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034.

The Board of Opportunistic LargeCap Growth Portfolio has reviewed and recommends the proposed reorganization (the “Reorganization”) of Opportunistic LargeCap Growth Portfolio with and into ING Opportunistic Large Cap Portfolio (“Opportunistic Large Cap Portfolio” and together with Opportunistic LargeCap Growth Portfolio, each a “Portfolio” and collectively, the “Portfolios”).  The Portfolios are members of the mutual fund group called the “ING Funds.”

Shares of Opportunistic LargeCap Growth Portfolio have been purchased at your direction by your insurance company (“Insurance Company”) through its separate account to fund benefits payable under your variable annuity contract or variable life insurance policy (each a “Variable Contract”) or at your direction by your qualified pension or retirement plan (“Qualified Plan”). Your Insurance Company and/or Qualified Plan, as the legal owner of that separate account, has been asked to approve the Reorganization.  You, as either a participant in a Qualified Plan (“Plan Participant”) or as an owner of a Variable Contract for which Opportunistic LargeCap Growth Portfolio serves as an investment option, are being asked by your Qualified Plan and/or Insurance Company for instructions as to how to vote the shares of Opportunistic LargeCap Growth Portfolio to which you have either allocated cash values under your Variable Contract or invested through your Qualified Plan.  As such, this letter, the accompanying Notice, combined Proxy Statement and Prospectus (“Proxy Statement/Prospectus”) and voting instructions card are, therefore, being furnished to Variable Contract owners and Plan Participants entitled to provide voting instructions with regard to the proposals to be considered at the Special Meeting.

If the Reorganization is approved and consummated with respect to each Portfolio, the separate account in which you have an interest or the Qualified Plan in which you are a participant will own shares of Opportunistic LargeCap Portfolio instead of shares of Opportunistic LargeCap Growth Portfolio.  The Reorganization would provide the separate account in which you have an interest or the Qualified Plan in which you are a participant with an opportunity to participate in a significantly larger portfolio which seeks the growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stocks.

AFTER CAREFUL CONSIDERATION, THE BOARD OF OPPORTUNISTIC LARGECAP GROWTH PORTFOLIO APPROVED THIS PROPOSAL AND RECOMMENDS THAT SHAREHOLDERS VOTE “FOR” THE PROPOSAL.

A Proxy Statement/Prospectus that describes the Reorganization is enclosed. We hope that you can attend the Special Meeting in person; however, we urge you in any event to provide voting instructions by completing and returning the enclosed voting instructions card in the envelope provided at your earliest convenience.  Your vote is important regardless of the number of shares attributable to your Variable Contract and/or Qualified Plan.  To avoid the added cost of follow-up solicitations and possible adjournments, please take a few minutes to read the Proxy Statement/Prospectus and provide voting instructions.  It is important that your voting instructions be received no later than July 20, 2009.  We appreciate your participation and prompt response in this matter and thank you for your continued support.

Sincerely,

Shaun P. Mathews
President and Chief Executive Officer

(This page intentionally left blank)

ING OPPORTUNISTIC LARGECAP GROWTH PORTFOLIO

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

1-800-992-0180

Notice of Special Meeting of Shareholders

of ING Opportunistic LargeCap Growth Portfolio

Scheduled for July 21, 2009

To the Shareholders:

NOTICE IS HEREBY GIVEN that a special meeting of shareholders (the “Special Meeting”) of ING Opportunistic LargeCap Growth Portfolio (“Opportunistic LargeCap Growth Portfolio”) is scheduled for 10:00 a.m., Local time, on July 21, 2009, at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 for the following purposes:

(1)

To approve an Agreement and Plan of Reorganization by and between Opportunistic LargeCap Growth Portfolio and ING Opportunistic LargeCap Portfolio (“Opportunistic LargeCap Portfolio”), providing for the reorganization of Opportunistic LargeCap Growth Portfolio with and into Opportunistic LargeCap Portfolio; and

(2)

To transact such other business, not currently contemplated, that may properly come before the Special Meeting, or any adjournment(s) or postponement(s) thereof, in the discretion of the proxies or their substitutes.

Shareholders of record as of the close of business on May 1, 2009, are entitled to notice of, and to vote at, the Special Meeting, and are also entitled to vote at any adjournment thereof.  Your attention is called to the accompanying Proxy Statement/Prospectus.  Regardless of whether you plan to attend the Special Meeting, PLEASE COMPLETE, SIGN AND RETURN PROMPTLY THE ENCLOSED PROXY CARD so that a quorum will be present and a maximum number of shares may be voted.  Proxies may be revoked at any time before they are exercised by executing and submitting a revised proxy, by giving written notice of revocation to Opportunistic LargeCap Growth Portfolio or by voting in person at the Special Meeting.

By Order of the Board of Directors

Theresa K. Kelety Secretary

June 10, 2009

(This page intentionally left blank)

PROXY STATEMENT/PROSPECTUS

June 10, 2009

TABLE OF CONTENTS

INTRODUCTION

SUMMARY
The Proposed Reorganization
Comparison of Investment Objectives and Principal Investment Strategies
Comparison of Portfolio Characteristics
Comparison of Investment Techniques and Principal Risks of Investing in the Portfolios
Comparison of Portfolio Performance

COMPARISON OF FEES AND EXPENSES
Management Fees
Sub-Adviser Fees
Administration Fees
Distribution and Service Fees
Expense Limitation Arrangements
Expense Tables
Portfolio Expenses
Portfolio Transitioning
Key Differences in the Rights of Opportunistic LargeCap Growth Portfolio’s Shareholders and Opportunistic LargeCap Portfolio’s Shareholders

INFORMATION ABOUT THE REORGANIZATION
The Reorganization Agreement
Reasons for the Reorganization
Board Considerations
Tax Considerations
Expenses of the Reorganization
Future Allocation of Premiums

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS
Form of Organization
Adviser
Distributor
Dividends, Distributions and Taxes
Capitalization

GENERAL INFORMATION ABOUT THE PROXY STATEMENT
Solicitation of Proxies
Voting Rights
Other Matters to Come Before the Special Meeting
Shareholder Proposals

APPENDICES
Appendix A - Agreement and Plan of Reorganization	A-1
Appendix B - Additional Information Regarding ING Opportunistic LargeCap Portfolio	B-1
Appendix C - Security Ownership of Certain Beneficial and Record Owners	C-1

(This page intentionally left blank)

PROXY STATEMENT/PROSPECTUS

June 10, 2009

PROXY STATEMENT FOR:

ING OPPORTUNISTIC LARGECAP GROWTH PORTFOLIO

(A Series of ING Variable Portfolios, Inc.)

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

1-800-992-0180

PROSPECTUS FOR:

ING OPPORTUNISTIC LARGECAP PORTFOLIO

(A Series of ING Variable Portfolios, Inc.)

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

1-800-992-0180

INTRODUCTION

This combined proxy statement and prospectus (“Proxy Statement/Prospectus”) relates to a special meeting of shareholders (the “Special Meeting”) of ING Opportunistic LargeCap Growth Portfolio (“Opportunistic LargeCap Growth Portfolio”) to be held on July 21, 2009.  As more fully described in this Proxy Statement/Prospectus, the purpose of the Special Meeting is to vote on a proposed reorganization (“Reorganization”) of Opportunistic LargeCap Growth Portfolio with and into ING Opportunistic LargeCap Portfolio (“Opportunistic LargeCap Portfolio” and together with Opportunistic LargeCap Growth Portfolio, each a “Portfolio” and collectively, the “Portfolios”).

Shares of the Portfolios are not offered directly to the public but are sold to qualified pension and retirement plans (each a “Qualified Plan”) and to separate accounts (“Separate Accounts”) of certain participating life insurance companies (“Participating Insurance Companies”) and are used to fund variable annuity and/or variable life contracts (each a “Variable Contract” and collectively, “Variable Contracts”). Participants in a Qualified Plan (“Plan Participants”) or Variable Contract owners who select a Portfolio for investment through a Qualified Plan or Variable Contract, respectively, have a beneficial interest in the Portfolio, but do not invest directly in or hold shares of the Portfolio.  The Qualified Plan or Participating Insurance Company that uses a Portfolio as a funding vehicle, is, in most cases, the true shareholder of the Portfolio and, as the legal owner of the Portfolio’s shares, has sole voting and investment power with respect to the shares, but generally will pass through any voting rights to Plan Participants and Variable Contract owners.  As such and for ease of reference throughout the Proxy Statement/Prospectus, Plan Participants and Variable Contract owners will be referred to as “shareholders” of the Portfolios.

Because you, as a shareholder of Opportunistic LargeCap Growth Portfolio, are being asked to approve the Agreement and Plan of Reorganization (the “Reorganization Agreement”) that will result in a transaction in which you will ultimately hold shares of Opportunistic LargeCap Portfolio, this Proxy Statement also serves as a Prospectus for Opportunistic LargeCap Portfolio.  Opportunistic LargeCap Portfolio is an open-end management investment company, which seeks the growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stocks, as described more fully below.

This Proxy Statement/Prospectus, which should be read and retained for future reference, sets forth concisely the information that a shareholder should know in considering the Reorganization.  A Statement of Additional Information (“SAI”) relating to this Proxy Statement, dated June 10, 2009, containing additional information about the Reorganization and the parties thereto, has been filed with the U.S. Securities and Exchange Commission (the “SEC”) and is incorporated herein by reference.  For a more detailed discussion of the investment objectives, strategies and restrictions of the Portfolios, see the Adviser Class (“ADV Class”), Class I and Class S prospectuses of Opportunistic LargeCap Growth Portfolio, each dated May 1, 2009, which are incorporated by reference (File No: 333-05173); and the ADV Class, Class I and Class S prospectuses of Opportunistic LargeCap Portfolio, each dated May 1, 2009.  Each Portfolio’s SAI, dated May 1, 2009, is also incorporated herein by reference (for each Portfolio, File No: 333-05173).  Each Portfolio also provides periodic reports to its shareholders, which highlight certain important information about the Portfolios, including investment results and financial information.  The semi-annual report for each Portfolio for the fiscal period ended June 30, 2008 and the annual report for each Portfolio for the fiscal year ended December 31, 2008 (for each Portfolio, File No: 811-07651)

are incorporated herein by reference.  For a copy of the current prospectus, SAI, semi-annual report and annual report for each of the Portfolios without charge, or for a copy of the SAI relating to this Proxy Statement/Prospectus, contact the Portfolios at ING Funds, 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 or call 1-800-992-0180.

Each Portfolio is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), and files reports, proxy materials and other information with the SEC.  You can copy and review information about each Portfolio, including the SAI, reports, proxy materials and other information at the SEC’s Public Reference Room in Washington, D.C.  You may obtain information on the Public Reference Room by calling the SEC at 1-202-551-8090.  Such materials are also available in the EDGAR Database on the SEC’s internet site at http://www.sec.gov.  You may obtain copies of this information, after paying a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Office of Consumer Affairs and Information, U.S. Securities and Exchange Commission, 100 F. Street N.E., Washington, D.C. 20549.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR DETERMINED THAT THIS PROSPECTUS IS TRUTHFUL OR COMPLETE.  ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SUMMARY

You should read this entire Proxy Statement/Prospectus carefully.  You should also review the Reorganization Agreement, which is attached hereto as Appendix A.  Also, you should consult the ADV Class, Class I and Class S prospectuses, each dated May 1, 2009, for more information about Opportunistic LargeCap Portfolio.

The Proposed Reorganization

At a meeting held on December 11, 2008, the Board of Directors (the “Board”) of Opportunistic LargeCap Growth Portfolio approved the Reorganization Agreement.  Subject to shareholder approval, the Reorganization Agreement provides for:

•                  the transfer of all of the assets of Opportunistic LargeCap Growth Portfolio to Opportunistic LargeCap Portfolio in exchange for shares of beneficial interest of Opportunistic LargeCap Portfolio;

•                  the assumption by Opportunistic LargeCap Portfolio of the liabilities of Opportunistic LargeCap Growth Portfolio known as of the Closing Date (as described below);

•                  the distribution of shares of Opportunistic LargeCap Portfolio to the shareholders of Opportunistic LargeCap Growth Portfolio; and

•                  the complete liquidation of Opportunistic LargeCap Growth Portfolio.

As a result of the Reorganization, each owner of ADV Class, Class I and Class S shares of Opportunistic LargeCap Growth Portfolio would become a shareholder of the corresponding share class of Opportunistic LargeCap Portfolio.  The Reorganization is expected to be effective on August 8, 2009, or such other date as the parties may agree (the “Closing Date”).

Shares of Opportunistic LargeCap Portfolio would be distributed to shareholders of Opportunistic LargeCap Growth Portfolio so that each shareholder would receive a number of full and fractional shares of Opportunistic LargeCap Portfolio equal to the aggregate value of shares of Opportunistic LargeCap Growth Portfolio held by such shareholder.

Each shareholder will hold, immediately after the Closing Date, shares of Opportunistic LargeCap Portfolio having an aggregate value equal to the aggregate value of the shares of Opportunistic LargeCap Growth Portfolio held by that shareholder as of the close of business on the Closing Date.

In considering whether to approve the Reorganization, you should note that:

•                  With respect to the Portfolios’ investment objectives, Opportunistic LargeCap Growth Portfolio seeks the growth of capital through investment in a diversified portfolio consisting primarily of common stocks and securities convertible into common stocks believed to offer growth potential, while Opportunistic LargeCap Portfolio seeks the growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stocks;

•                  Each Portfolio is advised by ING Investments, LLC (“ING Investments” or “Adviser”) and sub-advised by ING Investment Management Co. (“ING IM” or “Sub-Adviser”);

•                  In managing each Portfolio, ING IM seeks to identify and purchase companies that it believes are likely to experience strong and accelerating business momentum, and also seeks companies with attractive valuations for Opportunistic LargeCap Portfolio;

•                  Opportunistic LargeCap Portfolio is the larger Portfolio (approximately $85.9 million in net assets, compared to $67 million in net assets for Opportunistic LargeCap Growth Portfolio, as of December 31, 2008);

•                  The gross and net expense ratios for all classes of the disappearing Opportunistic LargeCap Growth Portfolio are expected to decrease after the Reorganization;

•                  The purchase and redemption of shares of each Portfolio may be made by Separate Accounts of Participating Insurance Companies and by Plan Participants in a Qualified Plan; consequently, Variable Contract owners and

Plan Participants should consult the underlying product prospectus or Qualified Plan documents, respectively, with respect to purchases, exchanges and redemption of shares;

•                  Each Portfolio is distributed by ING Funds Distributor, LLC (“IFD”);

•                  In connection with the Reorganization, certain holdings of Opportunistic LargeCap Growth Portfolio may be sold shortly prior to the Closing Date. The sub-adviser to Opportunistic LargeCap Portfolio may also sell portfolio securities that it acquired from Opportunistic LargeCap Growth Portfolio after the Closing Date.  In addition, both Portfolios may engage in a variety of transition management techniques to facilitate the portfolio transition process.  Such sales and purchases would result in increased transaction costs, which are ultimately borne by shareholders, and may result in the realization of taxable gains or losses for either or both Portfolios; and

•                  The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization pursuant to Section 368(a) of Internal Revenue Code of 1986, as amended (the “Code”); accordingly, pursuant to this treatment, neither Opportunistic LargeCap Growth Portfolio nor its shareholders, nor Opportunistic LargeCap Portfolio nor its shareholders, are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Agreement.

The gross and net operating expenses before and after the Reorganization, expressed as an annual percentage of the average daily net asset value per share for shares of each Portfolio as of December 31, 2008, as adjusted for contractual changes, are as follows:

	ADV Class	Class I	Class S

Gross Expenses Before the Reorganization:

Opportunistic LargeCap Growth Portfolio	1.24%	0.74%	0.99%

Opportunistic LargeCap Portfolio	1.21%	0.71%	0.96%

	ADV Class	Class I	Class S

Net Expenses Before the Reorganization (After Fee Waiver)

Opportunistic LargeCap Growth Portfolio(1)	1.24%	0.74%	0.99%

Opportunistic LargeCap Portfolio(1)	1.21%	0.71%	0.96%

	ADV Class	Class I	Class S

After the Reorganization: Opportunistic LargeCap Portfolio Pro Forma

Gross estimated expenses of Opportunistic LargeCap Portfolio	1.21%	0.71%	0.96%

Net estimated expenses of Opportunistic LargeCap Portfolio(1)	1.21%	0.71%	0.96%

(1)          ING Investments has entered into a written expense limitation agreement with each Portfolio, under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses, subject to possible recoupment by ING Investments within three years. The expense limits will continue through at least May 1, 2010.  The expense limitation agreement is contractual and shall renew automatically for a one-year term, unless ING Investments provides written notice of termination within ninety (90) days of the end of the then current term or upon termination of the investment management agreement.  Pursuant to this expense limitation agreement, the expense limits for each Portfolio are 1.30%, 0.80% and 1.05% for ADV Class, Class I and Class S shares, respectively.

Approval of the Reorganization Agreement requires the affirmative vote of the lesser of (i) 67% or more of the voting securities present at the meeting, provided that more than 50% of the voting securities are present in person or represented by proxy at the Special Meeting, or (ii) a majority of the shares entitled to vote. The holders of a majority of outstanding shares present in person or by proxy shall constitute a quorum at the meeting.  A majority of the shareholders present in person or by proxy may adjourn the meeting (i) in the absence of a quorum at such meeting or (ii), in the event a quorum is present, for any reason permitted by law, including for the purpose of providing time for the solicitation of additional shareholder votes. In the event a meeting is adjourned, the time and place of such adjourned meeting shall be announced at the meeting and no additional notice shall be given unless after the adjournment a new record date is fixed.

AFTER CAREFUL CONSIDERATION, THE BOARD OF OPPORTUNISTIC LARGECAP GROWTH PORTFOLIO APPROVED THE REORGANIZATION. THE BOARD RECOMMENDS THAT YOU VOTE “FOR” THE REORGANIZATION.

Comparison of Investment Objectives and Principal Investment Strategies

The following summarizes the investment objective, principal investment strategies and management differences, if any, between Opportunistic LargeCap Growth Portfolio and Opportunistic LargeCap Portfolio:

	Opportunistic LargeCap Growth Portfolio	Opportunistic LargeCap Portfolio

Investment Objective

The Portfolio seeks growth of capital through investment in a diversified portfolio consisting primarily of common stocks and securities convertible into common stocks believed to offer growth potential. The Portfolio’s investment objective is not fundamental and may be changed without shareholder vote.

The Portfolio seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stocks. The Portfolio’s investment objective is not fundamental and may be changed without a shareholder vote

Principal Investment Strategies

•      The Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of large U.S. companies. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. The Sub-Adviser defines large U.S. companies as companies having a market capitalization of at least $3 billion at the time of purchase. The market capitalization of what the Sub-Adviser considers to be large companies will change with market conditions. The Portfolio may also invest a portion of the its assets in stock of small- and mid-sized companies.

•      In managing the Portfolio, the Sub-Adviser seeks to identify and purchase companies that it believes are likely to experience strong and accelerating business momentum. The Sub-Adviser uses an internally developed quantitative model and applies it to a universe of approximately 1,000 common stocks to evaluate various criteria such as financial strength of each company and its potential for strong sustained earnings growth. In ranking and selecting securities, the Sub-Adviser may consider key factors such as price trends and earnings valuations, litigation and/or headline risk, insider selling, and other factors.

•      The Portfolio may invest up to 25% of its assets in foreign securities including American Depositary Receipts (“ADRs”).

•      The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

•      The Portfolio may also invest in certain higher risk investments, including derivatives.

•      The Portfolio normally invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of large U.S. companies. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.

•      The Sub-Adviser defines large U.S. companies as companies having a market capitalization of at least $3 billion. The market capitalization of what the Sub-Adviser considers to be large companies will change with market conditions. The Portfolio may also invest a portion of the Portfolio’s assets in stock of small- and mid-sized companies. In managing the Portfolio, the Sub-Adviser seeks to identify and purchase companies that it believes are likely to experience strong and accelerated business momentum and have attractive valuation.

•      The Sub-Adviser uses an internally developed quantitative model and applies it to a universe of approximately 1,000 common stocks to evaluate the valuation of each company and its potential for strong sustained earnings growth. In ranking and selecting securities, the Sub-Adviser may consider key factors such as price trends and earnings valuations, litigation and/or headline risk, insider selling, and other factors.

•      Additionally, the Portfolio may invest up to 25% of its assets in foreign securities. Included in this allotment for foreign investment are ADRs.

•      The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder. The Portfolio may also invest in certain high risk investments,

	Opportunistic LargeCap Growth Portfolio	Opportunistic LargeCap Portfolio

•      The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

•      The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into opportunities believed to be more promising, among others.

•      The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

including derivatives such as options and futures, among others.

•      The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

•      The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains or redeploy assets into opportunities believed to be more promising, among others.

•      The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

Investment Adviser	ING Investments	ING Investments

Sub-Adviser	ING IM	ING IM

Portfolio Manager	Vincent Costa, CFA	Vincent Costa, CFA

As you can see from the chart above, the Portfolios are significantly similar. Opportunistic LargeCap Growth Portfolio seeks the growth of capital through investment in a diversified portfolio consisting primarily of common stocks and securities convertible into common stocks believed to offer growth potential, while Opportunistic LargeCap Portfolio seeks the growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stocks. Although ING IM implements similar investment strategies for each Portfolio by identifying and purchasing companies that it believes are likely to experience strong and accelerating business momentum, it also seeks companies with attractive valuations for Opportunistic LargeCap Portfolio.

Please refer to the “Comparison of Portfolio Characteristics” table on the next page for more specific information regarding the characteristics of the Portfolios.

Comparison of Portfolio Characteristics

The following table compares certain characteristics of the Portfolios as of December 31, 2008:

	Opportunistic Large Cap Growth Portfolio		Opportunistic Large Cap Portfolio(1)
Net Assets	$67,035,771		$85,745,694
Number of Holdings	63		63
Portfolio Turnover Rate	259		132
Average market capitalization of companies in the Portfolio	$35,991,423,870		$64,275,446,555
Market capitalization range of companies in Fund:
Holdings in companies with market capitalizations over $10 billion (as a % of market value*)	45.9%		57.3%
Holdings in companies with market capitalizations between $10 billion and $1 billion (as a % of market value*)	53.1%		34.7%
Holdings in companies with market capitalizations under $1 billion (as a % of market value*)	—		—
	Retail	9.4%	Oil & Gas	18.3%
	Computers	8.0%	Pharmaceuticals	10.7%
Top 5 Industries (as % of net assets)	Pharmaceuticals	7.2%	Electric	8.4%
	Oil & Gas	6.9%	Banks	6.5%
	Semiconductors	6.5%	Telecommunications	6.5%
U.S. Equity Securities (as a % of market value*)	99.0%		92.0%
Foreign Securities (as a % of market value*)	1.0%		8.0%
Securities Lending Collateral (as a % of market value*)	1.2%		5.7%
	Apple, Inc.	3.9%	ExxonMobil Corp.	8.2%
	Proctor & Gamble Co.	3.7%	Pfizer, Inc.	4.5%
	Lockheed Martin Corp.	3.5%	AT&T, Inc.	4.5%
	TJX Cos., Inc.	2.9%	ConocoPhillips	4.1%
Top 10 Holdings (as a % of net assets)	Xilinx, Inc.	2.8%	Forest Laboratories, Inc.	2.9%
	Altera Corp.	2.7%	Chevron Corp.	2.7%
	Cooper Industries Ltd.	2.5%	Gap, Inc.	2.7%
	CA, Inc.	2.5%	Kroger Co.	2.7%
	Sunoco, Inc.	2.5%	Time Warner, Inc.	2.6%
	Fluor Corp.	2.5%	Valero Energy Corp.	2.4%

*	Excluding short-term investments.
(1)	As of December 31, 2008, Opportunistic LargeCap Portfolio was known as ING Opportunistic LargeCap Value Portfolio and invested based on a value strategy to achieve its investment objective.

[The following table compares certain characteristics of the Portfolios as of May 31, 2009]:

	Opportunistic Large Cap Growth Portfolio	Opportunistic Large Cap Portfolio(1)
Net Assets
Number of Holdings
Portfolio Turnover Rate
Average market capitalization of companies in the Portfolio
Market capitalization range of companies in Fund:
Holdings in companies with market capitalizations over $10 billion (as a % of market value*)
Holdings in companies with market capitalizations between $10 billion and $1 billion (as a % of market value*)
Holdings in companies with market capitalizations under $1 billion (as a % of market value*)
Top 5 Industries (as % of net assets)
U.S. Equity Securities (as a % of market value*)
Foreign Securities (as a % of market value*)
Securities Lending Collateral (as a % of market value*)
Top 10 Holdings (as a % of net assets)

*	Excluding short-term investments.
(1)	Effective May 1, 2009, Opportunistic LargeCap Portfolio, which was formerly known as ING Opportunistic LargeCap Value Portfolio, moved from a value strategy to a core strategy.

Comparison of Investment Techniques and Principal Risks of Investing in the Portfolios

Because of the similarities between the investment objectives and strategies of the Portfolios, many of the risks of investing in Opportunistic LargeCap Growth Portfolio are the same as the risks of investing in Opportunistic LargeCap Portfolio.  The value of each Portfolio’s shares may go up or down, sometimes rapidly and unpredictably.  Market conditions, financial conditions of issuers represented in the Portfolio, investment strategies, portfolio management, and other factors affect the volatility of each Portfolio’s shares.  The following summarizes and compares the principal investment techniques and risks of investing in the Portfolios, as disclosed in each Portfolio’s prospectus.  The fact that a risk is not listed as a principal risk in a Portfolio’s prospectus does not necessarily mean that shareholders of that Portfolio are not subject to that risk.  You may lose money on your investment in either Portfolio.

Principal Risks	Opportunistic LargeCap Growth Portfolio	Opportunistic LargeCap Portfolio
Convertible Securities	X	X
Derivatives	X	X
Foreign Investment	X	X
Growth Investing	X
Liquidity	X	X
Market Trends	X	X
Mid- and Small-Capitalization Companies	X	X
Other Investment Companies	X	X
Price Volatility	X	X
Securities Lending	X	X
Portfolio Turnover	X	X

Convertible Securities Risk.  The value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. The Portfolio could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

Derivatives Risk.  Derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments, and the risk of loss due to changes in interest rates. The use of certain derivatives may have a leveraging effect which may increase the volatility of a Portfolio and may reduce its returns.

Foreign Investment Risk.  Foreign investments may be riskier than U.S. investments for many reasons, including: changes in currency exchange rates; unstable political, social and economic conditions; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the United States; less standardization of accounting standards and market regulations in certain foreign countries; and varying foreign controls on investment. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. Additionally, securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected. ADRs are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments.

Growth Investing Risk.  Growth-oriented stocks typically sell at relatively high valuations as compared to other types of securities. Securities of growth companies may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential. Further, securities of growth companies may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. The market may not favor growth-oriented stocks or may not favor equities at all. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

Liquidity Risk.  If a security is illiquid, a Portfolio might be unable to sell the security at a time when the sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. A Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market Trends Risk.  From time to time, the stock market may not favor the value-oriented securities in which a Portfolio invests. Rather, the market could favor growth-oriented securities, or may not favor equities at all.

Mid- and Small-Capitalization Companies Risk. Investments in mid- and small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volumes typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

Other Investment Companies Risk.  A Portfolio may invest in other investment companies to the extent permitted by the 1940 Act and the rules and regulations thereunder. These may include exchange-traded funds (“ETFs”) and Holding Company Depositary Receipts (“HOLDRs”), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor’s Depositary Receipts (“SPDRs”), PowerShares QQQTM (“QQQQ”), Dow Jones Industrial Average Trading Stocks (“Diamonds”) and iShares® exchange-traded funds (“iShares”). The main risk of investing in other investment companies (including ETFs) is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because a Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio. Additional risks of investments in ETFs include: (i) the market price of an ETF’s shares may trade at a discount to its net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading may be halted if the listing exchanges’ officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stock of a particular industry, trends in that industry may have a dramatic impact on their value.

To seek to achieve a return on un-invested cash or for other reasons, a Portfolio may invest its assets in ING Institutional Prime Money Market Fund and/or one or more other money market funds advised by ING affiliates (“ING Money Market Funds”). A Portfolio’s purchase of shares of an ING Money Market Fund will result in a Portfolio paying a proportionate share of the expenses of the ING Money Market Fund. A Portfolio’s adviser will waive its fee in an amount equal to the advisory fee received by the adviser of the ING Money Market Fund in which a Portfolio invests resulting from the Portfolio’s investment into the ING Money Market Fund.

Price Volatility Risk.  The value of a Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

Each Portfolio invests in securities of larger companies which sometimes have more stable prices than smaller companies. However, a Portfolio may also invest in small- and mid-sized companies which may be more susceptible to greater price volatility than larger companies because they typically have fewer financial resources, more limited product and market diversification and may be dependent on a few key managers.

Securities Lending Risk.  In order to generate additional income, a Portfolio may lend portfolio securities in an amount up to 33 1/3% of portfolio assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. When a Portfolio lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Portfolio could incur losses in connection with the investment of such cash collateral. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.

Portfolio Turnover Risk.  A high portfolio turnover rate involves greater expenses to the Portfolio, including brokerage commissions and other transaction costs, which may have an adverse impact on performance.

Comparison of Portfolio Performance

Set forth below is the performance information for each Portfolio.  The bar charts and table below provide some indication of the risks of investing in each Portfolio by showing changes in the performance of each Portfolio from year to year and by comparing each Portfolio’s performance to that of a broad measure of market performance for the same period.  The bar charts show the performance of each Portfolio’s Class I shares.  ADV Class and Class S Shares of each Portfolio will have different performance due to differing expenses.  The performance information does not include insurance-related charges which are, or may be imposed, under a Variable Contract or expenses related to a Qualified Plan.  Any charges will reduce your return.  Thus, you should not compare the Portfolios’ performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or direct expenses of your Qualified Plan.  Past performance is not necessarily an indication of how the Portfolio will perform in the future.

Opportunistic LargeCap Growth Portfolio

Year-by-Year Total Returns(1) (2) (3) (4)

(For the periods ended December 31 of each year)

(1)

These figures are for the year ended December 31 of each year. They do not reflect expenses or charges which are, or may be, imposed under your Variable Contract or Qualified Plan, and would be lower if they did.

(2)	During the period shown in the chart, the Class I shares’ best and worst quarterly returns during this period were: Best: 4th quarter 1999: 23.30% and Worst: 1st quarter 2001: (23.35)%.
(3)	Effective April 28, 2008, the Portfolio changed its name from ING VP Growth Portfolio to ING Opportunistic LargeCap Growth Portfolio.
(4)	Effective March 1, 2002, ING Investments, LLC began serving as investment adviser and ING Investment Management Co., the former investment adviser, began serving as sub-adviser to the Portfolio.

Opportunistic LargeCap Portfolio

Year-by-Year Total Returns(1) (2) (3) (4)(5)

(For the periods ended December 31 of each year)

(1)

These figures are for the year ended December 31 of each year. They do not reflect expenses or charges which are, or may be, imposed under your Variable Contract or Qualified Plan, and would be lower if they did.

(2)	During the period shown in the chart, the Class I shares’ best and worst quarterly returns during this period were: Best: 4th quarter 1999: 15.79% and Worst: 3rd quarter 2002: (19.96)%.
(3)	Effective March 1, 2002, ING Investments, LLC began serving as investment adviser and ING Investment Management Co., the former investment adviser, began serving as sub-adviser to the Portfolio.
(4)	Prior to May 1, 2009 the Portfolio operated under a different investment strategy. Prior to December 29, 2003, the Portfolio operated under a different investment strategy.
(5)

Effective May 1, 2009, the Portfolio changed its name from ING Opportunistic LargeCap Value Portfolio to ING Opportunistic LargeCap Portfolio. Effective April 28, 2008, the Portfolio changed its name from ING VP Value Opportunity Portfolio to ING Opportunistic LargeCap Value Portfolio.

Average Annual Total Return

(For the periods ended December 31, 2008)

	1 Year	5 Years		10 Years (or Life of Class)
Opportunistic LargeCap Growth Portfolio
ADV Class	(44.38)%	(19.19	)%(4)	N/A
Russell 1000® Growth Index(1)	(38.44)%	(17.03	)%(5)	N/A
Class I	(44.06)%	(4.51)%		(4.40)%
Russell 1000® Growth Index(1)	(38.44)%	(3.42)%		(4.27)%
Class S	(44.21)%	(4.76)%		(3.78	)%(6)
Russell 1000® Growth Index(1)	(38.44)%	(3.42)%		(2.08	)%(7)

Opportunistic LargeCap Portfolio
ADV Class	(36.01)%	(19.01	)%(4)	N/A
S&P 500® Index(2)	(37.00)%	(16.47	)%(5)	N/A
Russell 1000® Value Index(3)	(36.85)%	(20.60	)%(5)	N/A
Class I	(35.61)%	(1.93)%		(0.03)%
S&P 500® Index(2)	(37.00)%	(2.19)%		(1.38)%
Russell 1000® Value Index(3)	(36.85)%	(0.79)%		1.36%
Class S	(35.80)%	(2.17)%		(3.78	)%(8)
S&P 500® Index(2)	(37.00)%	(2.19)%		(2.07	)%(9)
Russell 1000® Value Index(3)	(36.85)%	(0.79)%		1.36%

(1)

The Russell 1000® Growth Index measures the performance of the 1,000 largest companies in the Russell 3000® Index with higher than price-to-book ratios and higher forecasted growth. The Russell 3000® Index is an unmanaged index that measures the performance of 3,000 U.S. companies based on total market capitalization.

(2)	The S&P 500® Index is an unmanaged index that measures the performance of the securities of approximately 500 of the largest companies in the U.S.
(3)	The Russell 1000® Value Index is an unmanaged index that measures the performance of those Russell 1000® companies with lower price-to-book ratios and lower than forecasted growth values.
(4)	ADV Class shares commenced operations on December 29, 2006.
(5)	The index return for ADV Class shares is for the period beginning January 1, 2007.
(6)	Class S shares commenced operations on November 1, 2007.
(7)	The index return for Class S shares is for the period beginning November 1, 2001.
(8)	Class S shares commenced operations on July 16, 2001.
(9)	The index return for Class S shares is for the period beginning August 1, 2001.

Additional information regarding Opportunistic LargeCap Portfolio is included in Appendix B to this Proxy Statement/Prospectus.

COMPARISON OF FEES AND EXPENSES

The following discussion describes and compares the fees and expenses of the Portfolios.  For further information on the fees and expenses of Opportunistic LargeCap Portfolio, see “Appendix B: Additional Information Regarding ING Opportunistic LargeCap Portfolio.”

Management Fees

Each of Opportunistic LargeCap Growth Portfolio and Opportunistic LargeCap Portfolio pays ING Investments, its investment adviser, a management fee, payable monthly, based on the average daily net assets of the respective Portfolio.  The following table shows the aggregate annual management fee paid by each Portfolio as a percentage of that Portfolio’s average daily net assets:

Portfolio	Management Fees

Opportunistic LargeCap Growth Portfolio	0.60% of the Portfolio’s average daily net assets.

Opportunistic LargeCap Portfolio	0.60% of the Portfolio’s average daily net assets.

If the Reorganization is approved by shareholders, Opportunistic LargeCap Portfolio will continue to pay the same management fee currently in place.  For more information regarding the management fees for each Portfolio, please see the SAIs of the Portfolios, each dated May 1, 2009.

Sub-Adviser Fees

ING Investments, the investment adviser to the Portfolios, pays ING IM, the sub-adviser to the Portfolios, a sub-advisory fee, payable monthly, based on the average daily net assets of each respective Portfolio.  The following table shows the aggregate annual sub-advisory fee paid to ING IM, as a percentage of each respective Portfolio’s average daily net assets:

Portfolio	Sub-Adviser Fees

Opportunistic LargeCap Growth Portfolio	0.270% of the Portfolio’s average daily net assets.

Opportunistic LargeCap Portfolio	0.270% of the Portfolio’s average daily net assets.

If the Reorganization is approved by shareholders, ING Investments will continue to pay ING IM the same sub-advisory fee currently in place for Opportunistic LargeCap Portfolio.

Administration Fees

Pursuant to an administrative services agreement between ING Variable Portfolios, Inc. (“IVP”), on behalf of each Portfolio, and ING Funds Services, LLC (“IFS”), IFS provides all administrative services in support of each Portfolio and is responsible for the supervision of the Portfolio’s other service providers.  As compensation for its services, IFS receives a monthly fee from each Portfolio.  The fee is computed daily and payable monthly, at an annual rate of 0.055% of the first $5 billion of the Portfolio’s average daily net assets and 0.03% thereafter.

If the Reorganization is approved by shareholders, Opportunistic LargeCap Portfolio will continue to pay the current fee for administrative services.

Distribution and Service Fees

The ADV Class and Class S shares of the Portfolios pay the distribution (12b-1) and/or service fees as described in the table entitled “Annual Portfolio Operating Expenses” below. Because these fees are paid out of the Portfolios’ assets on an on-going basis, over time these fees will increase the cost of your investment.

Expense Limitation Arrangements

ING Investments has entered into a written expense limitation agreement with each Portfolio, under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses, subject to possible recoupment by ING Investments within three years. The expense limits will continue through at least May 1, 2010.  The expense limitation agreement is contractual and shall renew automatically for a one-year term, unless ING Investments provides written notice of termination within ninety (90) days of the end of the then current term or upon termination of the investment management agreement.  Pursuant to this expense limitation agreement, the expense limits for each Portfolio are 1.30%, 0.80% and 1.05% for ADV Class, Class I and Class S shares, respectively.

Expense Tables

As shown in the table below, shares of the Portfolios are not subject to sales charges or shareholder transaction fees.  The table below does not reflect surrender charges and other charges assessed by your Insurance Company under your Variable Contract or under your Qualified Plan.

Transaction Fees on New Investments

(fees paid directly from your investment)

	Opportunistic LargeCap Growth Portfolio	Opportunistic LargeCap Portfolio
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	N/A	N/A

Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	N/A	N/A

Neither Opportunistic LargeCap Growth Portfolio nor Opportunistic LargeCap Portfolio has any redemption fees, exchange fees or sales charges on reinvested dividends.

Portfolio Expenses

The current expenses of each of the Portfolios and estimated pro forma expenses giving effect to the Reorganization are shown in the following table. Expenses are based upon the operating expenses incurred by the Portfolios for the period ended December 31, 2008.  Pro forma fees show estimated fees of Opportunistic LargeCap Portfolio after giving effect to the Reorganization as adjusted to reflect applicable fee waivers.  Pro forma numbers are estimated in good faith and are hypothetical.  Your Variable Contract is a contract between you and the issuing Participating Insurance Company.  Neither Portfolio is a party to that Variable Contract.  The Portfolios are merely an investment option made available to you by your Participating Insurance Company under your Variable Contract.  The fees and expenses of the Portfolios are not fixed or specified under the terms of your Variable Contract.  The table does not reflect expenses and charges that are, or may be, imposed under your Variable Contract.  For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement.  If you participate through a Qualified Plan, the table does not reflect the direct expenses of the Qualified Plan, and you should consult your plan administrator for more information.

Annual Portfolio Operating Expenses

As of December 31, 2008 (1)

(expenses that are deducted from Portfolio assets, shown as a ratio of expenses to average daily net assets)

	Opportunistic LargeCap Growth Portfolio		Opportunistic LargeCap Portfolio		Opportunistic Large Cap Portfolio (After Reorganization) (Estimated Pro Forma)

ADV Class
Management Fee	0.60%		0.60%		0.60%
Distribution (12b-1) and Shareholder Servicing Fees(2)	0.50%		0.50%		0.50%
Other Expenses	0.14%		0.11%		0.11%
Acquired Portfolio Fees and Expenses(3)	0.00	%(5)	0.00	%(5)	0.00	%(5)
Total Portfolio Operating Expenses	1.24%		1.21%		1.21%
Waivers, Reimbursement, and Recoupment(4)	0.00%		0.00%		0.00%
Net Expenses(5)	1.24%		1.21%		1.21%

CLASS I
Management Fee	0.60%		0.60%		0.60%
Distribution (12b-1) and Shareholder Servicing Fees	N/A		N/A		N/A
Other Expenses	0.14%		0.11%		0.11%
Acquired Portfolio Fees and Expenses(3)	0.00	%(5)	0.00	%(5)	0.00	%(5)
Total Portfolio Operating Expenses	0.74%		0.71%		0.71%
Waivers, Reimbursement, and Recoupment(4)	0.00%		0.00%		0.00%
Net Expenses(5)	0.74%		0.71%		0.71%

CLASS S
Management Fee	0.60%		0.60%		0.60%
Distribution (12b-1) and Shareholder Servicing Fees(2)	0.25%		0.25%		0.25%
Other Expenses	0.14%		0.11%		0.11%
Acquired Portfolio Fees and Expenses(3)	0.00	%(5)	0.00	%(5)	0.00	%(5)
Total Portfolio Operating Expenses	0.99%		0.96%		0.96%
Waivers, Reimbursement, and Recoupment(4)	0.00%		0.00%		0.00%
Net Expenses(5)	0.99%		0.96%		0.96%

(1)

The fiscal year end for each Portfolio is December 31. This table shows the estimated operating expenses for shares of the Portfolios, as a ratio of expenses to average daily net assets. These ratios are based on each Portfolio’s actual operating expenses as of December 31, 2008, as adjusted for contractual changes and waivers, if any.

(2)	ING Funds Services, LLC receives an annual administration fee equal to 0.055% on the first $5 billion of daily net assets and 0.03% of daily net assets thereafter of each Portfolio.
(3)

The Acquired Portfolio Fees and Expenses are not fees or expenses incurred by the Portfolios directly. These fees and expenses include each Portfolio’s pro rata share of the cumulative expenses charged by the acquired funds in which the Portfolios invest. The fees and expenses will vary based on the Portfolios’ allocation of assets to, and the annualized net expenses of, the particular acquired funds. The impact of these fees and expenses is shown in “Net Expenses.”

(4)

ING Investments has entered into a written expense limitation agreement with each Portfolio under which it will limit expenses of the Portfolios, excluding interest, taxes, brokerage commissions and extraordinary expenses, and Acquired Fund Fees and Expenses, subject to possible recoupment by ING Investments within three years. The amount of each Portfolio’s expenses waived, reimbursed or recouped during the last fiscal year by ING Investments is shown under the heading “Waivers, Reimbursements and Recoupments.” For each Portfolio, the expense limits will continue through at least May 1, 2010. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of the expense limitation agreement within 90 days of the end of the then current term or upon termination of the investment management agreement.

(5)	Amount represents less than 0.01% and is included in “Other Expenses.”

Examples.  The following examples are intended to help you compare the cost of investing in each Portfolio and the combined Portfolio.  The examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan.  The examples assume that you invest $10,000 in each Portfolio and in the combined Portfolio after the Reorganization for the time periods indicated.  The examples also assume that your investment has a 5% return each year and that each Portfolio’s operating expenses remain the same.  The 5% return is an assumption and is not intended to portray past or future investment results.  Based on the above assumptions, you would pay the following expenses if you redeem your shares at the end of each period shown.  Your actual costs may be higher or lower.

	Opportunistic LargeCap Growth Portfolio				Opportunistic LargeCap Portfolio
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
ADV Class	$126	$393	$681	$1,500	$123	$384	$665	$1,466
Class I	$76	$237	$411	$918	$73	$227	$395	$883
Class S	$101	$315	$547	$1,213	$98	$306	$531	$1,178

	Estimated Opportunistic LargeCap Portfolio Pro Forma: the Portfolios Combined
	1 Year	3 Years	5 Years	10 Years
ADV Class	$123	$384	$665	$1,466
Class I	$73	$227	$395	$883
Class S	$98	$306	$531	$1,178

Portfolio Transitioning

If the Reorganization is approved by shareholders, the adviser or sub-adviser to Opportunistic LargeCap Growth Portfolio may sell all or a portion of the Portfolio’s holdings shortly prior to the Closing Date to transition its portfolio holdings to Opportunistic LargeCap Portfolio. The proceeds of such sales may be held in temporary investments or invested in assets that Opportunistic LargeCap Portfolio may hold or wish to hold.  After the Closing Date, the sub-adviser to Opportunistic LargeCap Portfolio may also sell portfolio securities that it acquired from Opportunistic LargeCap Growth Portfolio, and Opportunistic LargeCap Portfolio may not be immediately fully invested in accordance with its stated investment strategies.  Both Portfolios may engage in a variety of transition management techniques to facilitate the portfolio transition process, including without limitation, the purchase and sale of baskets of securities and exchange-traded funds, and enter into and close futures contracts or other derivative transactions.  During the transition period, Opportunistic LargeCap Growth Portfolio may not be pursuing its investment objective and strategies, and limitations on permissible investments and investment restrictions will not apply.  Furthermore, such sales and purchases may be made at a disadvantageous time and could result in increased transactional costs, which are ultimately borne by shareholders, and may result in the realization of taxable gains or losses for either or both Portfolios.

Key Differences in the Rights of Opportunistic LargeCap Growth Portfolio’s Shareholders and Opportunistic LargeCap Portfolio’s Shareholders

Each Portfolio is organized as a separate series of IVP, a Maryland corporation that is governed by its Articles of Incorporation and Bylaws.  Consequently, there are no key differences in the rights of shareholders of the Portfolios.

INFORMATION ABOUT THE REORGANIZATION

The Reorganization Agreement

The terms and conditions under which the proposed transaction may be consummated are set forth in the Reorganization Agreement.  Significant provisions of the Reorganization Agreement are summarized below; however, this summary is qualified in its entirety by reference to the Reorganization Agreement, a copy of which is attached to this Proxy Statement/Prospectus as Appendix A.

The Reorganization Agreement provides for: (i) the transfer, as of the Closing Date, of all of the assets of Opportunistic LargeCap Growth Portfolio in exchange for shares of beneficial interest of Opportunistic LargeCap Portfolio and the assumption by Opportunistic LargeCap Portfolio of Opportunistic LargeCap Growth Portfolio’s known liabilities, as set forth in that Portfolio’s Statement of Assets and Liabilities as of the Closing Date; and (ii) the distribution of shares of Opportunistic LargeCap Portfolio to shareholders of Opportunistic LargeCap Growth Portfolio, as provided for in the Reorganization Agreement.  Opportunistic LargeCap Growth Portfolio will then be liquidated.

Each shareholder of ADV Class, Class I and Class S shares of Opportunistic LargeCap Growth Portfolio will hold, immediately after the Closing Date, the corresponding share class of Opportunistic LargeCap Portfolio having an aggregate value equal to the aggregate value of the shares of Opportunistic LargeCap Growth Portfolio held by that shareholder as of the close of business on the Closing Date.  In the interest of economy and convenience, shares of Opportunistic LargeCap Portfolio generally will not be represented by physical certificates, unless you request the certificates in writing.

The obligations of the Portfolios under the Reorganization Agreement are subject to various conditions, including approval of the shareholders of Opportunistic LargeCap Growth Portfolio.  The Reorganization Agreement also requires that each of the Portfolios take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by the Reorganization Agreement.  The Reorganization Agreement may be terminated by mutual agreement of the parties or on certain other grounds.  Please refer to Appendix A to review the terms and conditions of the Reorganization Agreement.

Reasons for the Reorganization

The Reorganization is one of several reorganizations that have taken place among various ING Funds.  The ING Fund complex has grown in recent years through the addition of many funds.  Management of the ING Funds has proposed the consolidation of several of the ING Funds that they believe have similar or compatible investment strategies.  The reorganizations are designed to reduce the substantial overlap in funds offered in the ING Funds complex, thereby eliminating inefficiencies and potential confusion about overlapping funds.  ING Investments also believes that the reorganizations may benefit portfolio shareholders by resulting in surviving portfolios with a greater asset base.  This is expected to provide greater investment opportunities for each surviving portfolio and the potential to take larger portfolio positions.

The Reorganization was presented for consideration to the board of the Portfolios at a meeting held on December 11, 2008.  The boards, including all of the Directors who are not “interested persons” (as defined in the 1940 Act) of the Portfolios, determined that the interests of the shareholders of each Portfolio will not be diluted as a result of the Reorganization, and that the Reorganization is in the best interests of the Portfolios and their shareholders.

The Reorganization will allow Opportunistic LargeCap Growth Portfolio’s shareholders to continue to participate in a professionally managed portfolio that seeks the growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stocks.

Board Considerations

The Board of Opportunistic LargeCap Growth Portfolio, in recommending the Reorganization, considered a number of factors, including the following:

•                  the plans of management to reduce overlap in funds in the ING Funds complex;

•                  management’s explanation of potential alternative mutual funds that could have served as the surviving mutual fund;

•                  the potential benefits of the Reorganization to Opportunistic LargeCap Growth Portfolio’s shareholders;

•                  the expense ratios and information regarding fees and expenses of Opportunistic LargeCap Growth Portfolio and Opportunistic LargeCap Portfolio, including that the gross and net expense ratios for all classes of the disappearing Opportunistic LargeCap Growth Portfolio are expected to decrease after the Reorganization;

•                  that the Reorganization will not dilute the interests of the shareholders of either of the Portfolios (i.e., the Separate Accounts or the Qualified Plans) or the interests of Variable Contract Owners or Plan Participants;

•                  the fact that Opportunistic LargeCap Portfolio, which was formerly known as ING Opportunistic LargeCap Value Portfolio, moved from a value strategy to a core strategy effective on May 1, 2009;

•                  changes in the investment objective, policies, restrictions, management and portfolio holdings of Opportunistic LargeCap Growth Portfolio as a result of the Reorganization, including the resulting shift from a growth focus to a core focus;

•                  the direct or indirect costs to be incurred by each Portfolio and its respective shareholders in connection with the Reorganization;

•                  that the costs of the Reorganization will be shared equally between ING Investments (or an affiliate) and Opportunistic LargeCap Growth Portfolio; and

•                  that if the Reorganization is approved by shareholders, certain holdings of Opportunistic LargeCap Growth Portfolio may be sold shortly prior to the Closing Date and certain portfolio securities that Opportunistic LargeCap Portfolio acquired from Opportunistic LargeCap Growth Portfolio may also be sold after the Closing Date, as described more fully in “Portfolio Transitioning” on [page19].

The Board of Opportunistic LargeCap Growth Portfolio recommends that shareholders approve the Reorganization with Opportunistic LargeCap Portfolio.

Tax Considerations

The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368 of the Code.  Accordingly, pursuant to this treatment, neither Opportunistic LargeCap Growth Portfolio nor its shareholders, nor Opportunistic LargeCap Portfolio nor its shareholders, are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Agreement. As a condition to the Closing of the Reorganization, the Portfolios will receive an opinion from the law firm of Dechert LLP to the effect that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes.  That opinion will be based in part upon certain assumptions and upon certain representations made by the Portfolios.

Prior to the Closing Date, Opportunistic LargeCap Growth Portfolio will pay to the Separate Accounts of Participating Insurance Companies and Qualified Plans that own its shares, a cash distribution consisting of any undistributed investment company taxable income and/or any undistributed realized net capital gains, including any net gains realized from any sales of assets prior to the Closing Date.

Expenses of the Reorganization

The expenses relating to the Reorganization will be shared equally between ING Investments (or an affiliate) and Opportunistic LargeCap Growth Portfolio.  The expenses of the Reorganization shall include, but not be limited to, the costs associated with the preparation of any necessary filings with the SEC, printing and distributing the Proxy Statement/Prospectus and proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding the Special Meeting.

Future Allocation of Premiums

Shares of Opportunistic LargeCap Growth Portfolio have been purchased at the direction of Variable Contract owners by Participating Insurance Companies through Separate Accounts to fund benefits payable under a Variable Contract.  If the Reorganization is approved, Participating Insurance Companies have advised us that all premiums or transfers to Opportunistic LargeCap Growth Portfolio will be allocated to Opportunistic LargeCap Portfolio.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS

Form of Organization

Each Portfolio is organized as a series of IVP, an open-end management investment company organized as a Maryland corporation.  IVP is governed by a Board of Directors consisting of seven members.  For more information on the history of IVP, see the SAI of the Portfolios.

Adviser

ING Investments, an Arizona limited liability company, serves as the investment adviser to both Portfolios. ING Investments has overall responsibility for the management of each Portfolio. ING Investments provides or oversees all investment advisory and portfolio management services for each Portfolio, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.

ING Investments is registered with the SEC as an investment adviser. ING Investments is an indirect, wholly-owned subsidiary of ING Groep N.V. (“ING Groep”) (NYSE: ING).  ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services to over 75 million private, corporate and institutional clients in more than 50 countries.  With a diverse workforce of about 125,000 people, ING Groep comprises a broad spectrum of prominent companies that increasingly serve their clients under the ING brand.  ING Investments became an investment management firm in April 1995.

As of December 31, 2008, ING Investments managed approximately $35.7 billion in assets.  The principal address of ING Investments is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034.  ING Investments receives a monthly fee for its services based on the average daily net assets of each of the Portfolios.

ING Investments has engaged ING IM as sub-adviser to each Portfolio to provide the day-to-day management of the Portfolios.  ING Investments is responsible for monitoring the investment programs and performance of the sub-adviser with respect to each Portfolio.  Under the terms of the sub-advisory agreement with respect to each Portfolio, the agreement can be terminated by either the respective Portfolio’s Board or ING Investments.  In the event a sub-advisory agreement is terminated with respect to a Portfolio, the sub-adviser may be replaced subject to any regulatory requirements, or ING Investments may assume day-to-day investment management of the Portfolio.

Founded in 1972, ING IM is registered with the SEC as an investment adviser.  ING IM is an indirect, wholly-owned subsidiary of ING Groep and is an affiliate of ING Investments.  ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.  As of December 31, 2008, ING IM managed approximately $54.3 billion in assets.  The principal office of ING IM is 230 Park Avenue, New York, New York 10169.

ING Investments has full investment discretion and ultimate authority to make all determinations with respect to the investment of each respective Portfolio’s assets and the purchase and sale of portfolio securities.

For information regarding the basis for the Board’s approval of portfolio management relationships, please refer to each Portfolio’s annual report for the fiscal year ended December 31, 2008.

Distributor

IFD serves as the distributor for the Portfolios.  IFD is a Delaware limited liability company with its principal offices at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 and is a member of the Financial Industry Regulatory Authority (“FINRA”).

To obtain information about FINRA member firms and their associated persons, you may contact FINRA Regulation, Inc. at www.finra.org or the FINRA BrokerCheck Hotline at 1-800-289-9999.  An investment brochure describing the Public Disclosure Program is available from FINRA.

Dividends, Distributions and Taxes

Each Portfolio distributes to its Participating Insurance Company Separate Accounts and Qualified Plans that own its shares, substantially all its net investment income and net capital gains, if any, each year.  Each Portfolio intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Sub-Chapter M of the Code.  As qualified regulated investment companies, the Portfolios are generally not subject to federal income tax on their ordinary income and net realized capital gain that is distributed.  It is each Portfolio’s intention to distribute all such income and gains.

Each Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code for variable annuity contracts and variable life insurance policies so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from a Portfolio to Participating Insurance Company Separate Accounts.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you.  Please refer to the Statement of Additional Information for more information about the tax status of the Portfolios.  You should consult the prospectus for the Variable Contracts or with your tax adviser for information regarding taxes applicable to the Variable Contracts.

If the Reorganization Agreement is approved by Opportunistic LargeCap Growth Portfolio’s shareholders, then as soon as practicable before the Closing Date, Opportunistic LargeCap Growth Portfolio will pay Participating Insurance Company Separate Accounts and Qualified Plans that own its shares, a cash distribution of substantially all undistributed net investment income and undistributed realized net capital gains.

Capitalization

The following table shows on an unaudited basis the capitalization of each of the Portfolios as of December 31, 2008, and on a pro forma basis as of December 31, 2008, giving effect to the Reorganization:

	Opportunistic LargeCap Growth Portfolio	Opportunistic LargeCap Portfolio	Adjustments		Opportunistic LargeCap Portfolio Pro Forma

ADV Class
Net Assets	$589,506	$548	$(584	)(1)	$589,470
Net Asset Value Per Share	$6.93	$8.52			$8.52
Shares Outstanding	85,006	64	(15,882	)(2)	69,188

CLASS I
Net Assets	$59,411,868	$73,763,896	$(58,893	)(1)	$133,116,871
Net Asset Value Per Share	$6.96	$8.65			$8.65
Shares Outstanding	8,537,443	8,524,418	(1,675,827	)(2)	15,386,034

CLASS S
Net Assets	$7,034,397	$11,981,250	$(6,973	)(1)	$19,008,674
Net Asset Value Per Share	$6.89	$8.58			$8.58
Shares Outstanding	1,020,783	1,395,847	(201,736	)(2)	2,214,894

(1)	Reflects adjustment for estimated one time merger expenses.

(2)	Reflects new shares issued, net of retired shares of Opportunistic LargeCap Growth Portfolio.

GENERAL INFORMATION ABOUT THE PROXY STATEMENT

Solicitation of Proxies

This Proxy Statement/Prospectus is being furnished by the Board in connection with the solicitation of proxies for the Special Meeting. Solicitation of voting instructions is being made primarily by the mailing of the Notice and this Proxy Statement/Prospectus with its enclosures on or about June 10, 2009.  In addition to the solicitation of proxies by mail, employees of ING Investments and its affiliates, without additional compensation, may solicit proxies in person or by telephone, telegraph, facsimile, or oral communications.

If a shareholder wishes to participate in the Special Meeting, but does not wish to give a proxy by telephone, the shareholder may still submit the proxy originally sent with the Proxy Statement/Prospectus, attend in person or vote online by logging on to www.proxyweb.com and following the online directions.  Should shareholders require additional information regarding the proxy or require replacement of the proxy, they may contact Shareholder Services toll-free at 1-800-992-0180.

A shareholder may revoke the accompanying proxy at any time prior to its use by filing with Opportunistic LargeCap Growth Portfolio a written revocation or duly executed proxy bearing a later date.  In addition, any shareholder who attends the Special Meeting in person may vote by ballot at the Special Meeting, thereby canceling any proxy previously given.  The persons named in the accompanying proxy will vote as directed by the proxy, but in the absence of voting directions in any proxy that is signed and returned, they intend to vote “FOR” the Reorganization proposal and may vote in their discretion with respect to other matters not now known to the Board of Opportunistic LargeCap Growth Portfolio that may be presented at the Special Meeting.

Voting Rights

The Separate Accounts of the Participating Insurance Companies and Qualified Plans are the record owners of the shares of the Portfolios.  The Qualified Plans and Participating Insurance Companies will vote Opportunistic LargeCap Growth Portfolio’s shares at the Special Meeting in accordance with the timely instructions received from persons entitled to give voting instructions under the Variable Contracts or Qualified Plans.

Each shareholder of Opportunistic LargeCap Growth Portfolio is entitled to one vote for each share held as to any matter on which such shareholder is entitled to vote and for each fractional share that is owned, the shareholder shall be entitled to a proportionate fractional vote.  Shares have no preemptive or subscription rights.

Only shareholders of Opportunistic LargeCap Growth Portfolio at the close of business on May 1, 2009 (the “Record Date”) will be entitled to be present and give voting instructions for Opportunistic LargeCap Growth Portfolio at the Special Meeting with respect to their shares owned as of that Record Date.  To be counted, the properly executed Voting Instruction Form must be received no later than 5:00 p.m. on July 20, 2009.  As of the Record Date, the following shares of beneficial interest of Opportunistic LargeCap Growth Portfolio were outstanding and entitled to vote:

Class	Shares Outstanding
ADV Class
Class I
Class S
Total

Approval of the Reorganization Agreement requires the affirmative vote of the lesser of (i) 67% or more of the voting securities present at the meeting, provided that more than 50% of the voting securities are present in person or represented by proxy at the Special Meeting, or (ii) a majority of the shares entitled to vote.  The holders of a majority of outstanding shares present in person or by proxy shall constitute a quorum at any meeting of the shareholders.  A majority of the shareholders present in person or by proxy may adjourn the meeting (i) in the absence of a quorum at such meeting or (ii), in the event a quorum is present, for any reason permitted by law, including for the purpose of providing time for the solicitation of additional shareholder votes. In the event a meeting is adjourned, the time and place of such adjourned meeting shall be announced at the meeting and no additional notice shall be given unless after the adjournment a new record date is fixed. If a shareholder abstains from voting as to any matter, or if a broker returns a “non-vote” proxy, indicating a lack of authority to vote on a matter, the shares represented by the abstention or non-vote will be deemed present at the Special Meeting for purposes of determining a quorum.  However, abstentions and broker non-votes will not be deemed represented at the Special Meeting for purposes of calculating the vote on any matter. For this reason, with respect to matters requiring the affirmative majority of the total shares outstanding, an abstention or broker non-vote will have the effect of a vote against the Reorganization.

Where Variable Contract owners and Plan Participants fail to give instructions as to how to vote their shares, the Qualified Plans and Participating Insurance Companies will use proportional voting and vote those shares in proportion to the instructions given by other Variable Contract owners and Plan Participants who voted.  The effect of proportional voting is that if a large number of Variable Contract owners and Plan Participants fail to give voting instructions, a small number of Variable Contract owners and Plan Participants may determine the outcome of the vote.

To the knowledge of ING Investments, as of May 1, 2009, no current Director owns 1% or more of the outstanding shares of either Portfolio, and the officers and Directors own, as a group, less than 1% of the shares of either Portfolio.

Appendix C hereto lists the persons that, as of May 1, 2009 owned beneficially or of record 5% or more of the outstanding shares of any class of Opportunistic LargeCap Growth Portfolio or Opportunistic LargeCap Portfolio.

Other Matters to Come Before the Special Meeting

Opportunistic LargeCap Growth Portfolio does not know of any matters to be presented at the Special Meeting other than those described in this Proxy Statement/Prospectus.  If other business should properly come before the Special Meeting, the proxy holders will vote thereon in accordance with their best judgment.

Shareholder Proposals

Opportunistic LargeCap Growth Portfolio is not required to hold regular annual meetings and, in order to minimize its costs, does not intend to hold meetings of shareholders unless so required by applicable law, regulation, regulatory policy or if otherwise deemed advisable by Opportunistic LargeCap Growth Portfolio’s management.  Therefore, it is not practicable to specify a date by which shareholder proposals must be received in order to be incorporated in an upcoming proxy statement for an annual meeting.

In order that the presence of a quorum at the Special Meeting may be assured, prompt execution and return of the enclosed proxy card is requested. A self-addressed, postage-paid envelope is enclosed for your convenience.

Theresa K. Kelety
Secretary

June 10, 2009

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

APPENDIX A

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this 11th day of December, 2008 by ING Variable Portfolios, Inc., a Maryland corporation with its principal place of business at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 (“ING Variable Portfolios”), on behalf of ING Opportunistic LargeCap Value Portfolio (the “Acquiring Portfolio”) and ING Opportunistic LargeCap Growth Portfolio (the “Acquired Portfolio”), each a separate series of ING Variable Portfolios.

This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”).  The reorganization (the “Reorganization”) will consist of the transfer of all of the assets of the Acquired Portfolio to the Acquiring Portfolio in exchange solely for Adviser Class (“ADV Class”), Class S and Class I voting shares of beneficial interest of the Acquiring Portfolio (the “Acquiring Portfolio Shares”), the assumption by the Acquiring Portfolio of the liabilities of the Acquired Portfolio described in paragraph 1.3, and the distribution of the Acquiring Portfolio Shares to the shareholders of the Acquired Portfolio in complete liquidation of the Acquired Portfolio as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

WHEREAS, the Acquired Portfolio and the Acquiring Portfolio are series of open-end, registered investment companies of the management type and the Acquired Portfolio owns securities which generally are assets of the character in which the Acquiring Portfolio is permitted to invest; and

WHEREAS, the Board of Directors of ING Variable Portfolios has determined that the exchange of all of the assets of the Acquired Portfolio for Acquiring Portfolio Shares and the assumption of the liabilities of the Acquired Portfolio, as described in paragraph 1.3 herein, by the Acquiring Portfolio are in the best interests of the Acquiring Portfolio and its shareholders and that the interests of the existing shareholders of the Acquiring Portfolio would not be diluted as a result of this transaction; and

WHEREAS, the Board of Directors of ING Variable Portfolios has determined that the exchange of all of the assets of the Acquired Portfolio for Acquiring Portfolio Shares and the assumption of the liabilities of the Acquired Portfolio by the Acquiring Portfolio, as described in paragraph 1.3 herein, is in the best interests of the Acquired Portfolio and its shareholders and that the interests of the existing shareholders of the Acquired Portfolio would not be diluted as a result of this transaction.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.                                     TRANSFER OF ASSETS OF THE ACQUIRED PORTFOLIO TO THE ACQUIRING PORTFOLIO IN EXCHANGE FOR THE ACQUIRING PORTFOLIO SHARES, THE ASSUMPTION OF ALL KNOWN ACQUIRED PORTFOLIO LIABILITIES AND THE LIQUIDATION OF THE ACQUIRED PORTFOLIO

1.1.                              Subject to the requisite approval of the Acquired Portfolio shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Portfolio agrees to transfer all of the Acquired Portfolio’s assets, as set forth in paragraph 1.2, to the Acquiring Portfolio, and the Acquiring Portfolio agrees in exchange therefor: (i) to deliver to the Acquired Portfolio the number of full and fractional ADV Class, Class S and Class I Acquiring Portfolio Shares determined by dividing the value of the Acquired Portfolio’s net assets with respect to each class, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Portfolio Share of the same class, computed in the manner and as of the time and date set forth in paragraph 2.2 and (ii) to assume the liabilities of the Acquired Portfolio, as set forth in paragraph 1.3.  Such transactions shall take place at the closing provided for in paragraph 3.1 (the “Closing”).

1.2.                              The assets of the Acquired Portfolio to be acquired by the Acquiring Portfolio shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Acquired Portfolio and any deferred or prepaid expenses shown as an asset on the books of the Acquired Portfolio on the closing date provided for in paragraph 3.1 (the “Closing Date”) (collectively, “Assets”).

1.3.                              The Acquired Portfolio will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date.  The Acquiring Portfolio shall assume the liabilities of the Acquired Portfolio set forth in the Acquired Portfolio’s Statement of Assets and Liabilities as of the Closing Date delivered by ING Variable Portfolios, on behalf of the

Acquired Portfolio, to ING Variable Portfolios, on behalf of the Acquiring Portfolio, pursuant to paragraph 7.2 hereof.  On or as soon as practicable prior to the Closing Date, the Acquired Portfolio will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

1.4.                              Immediately after the transfer of assets provided for in paragraph 1.1, the Acquired Portfolio will: (i) distribute to the Acquired Portfolio’s shareholders of record with respect to its ADV Class, Class S and Class I shares, determined as of immediately after the close of business on the Closing Date, on a pro rata basis within each class, the Acquiring Portfolio Shares of the same class received by the Acquired Portfolio pursuant to paragraph 1.1and (ii) will completely liquidate.  Such distribution and liquidation will be accomplished, with respect to each class of the Acquired Portfolio’s shares, by the transfer of the Acquiring Portfolio Shares then credited to the account of the Acquired Portfolio on the books of the Acquiring Portfolio to open accounts on the share records of the Acquiring Portfolio in the names of the shareholders of record of each class of the Acquired Portfolio’s shares, determined as of immediately after the close of business on the Closing Date (the “Acquired Portfolio Shareholders”).  The aggregate net asset value of ADV Class, Class S and Class I Acquiring Portfolio Shares to be so credited to ADV Class, Class S and Class I Acquired Portfolio Shareholders shall, with respect to each class, be equal to the aggregate net asset value of the Acquired Portfolio shares of that same class owned by such shareholders on the Closing Date.  All issued and outstanding ADV Class, Class S and Class I Acquired Portfolio shares will simultaneously be canceled on the books of the Acquired Portfolio, although share certificates representing interests in ADV Class, Class S and Class I shares of the Acquired Portfolio will represent a number of the same class of Acquiring Portfolio Shares after the Closing Date, as determined in accordance with Section 2.3.  The Acquiring Portfolio shall not issue certificates representing the ADV Class, Class S, and Class I Acquiring Portfolio Shares in connection with such exchange.

1.5.                              Ownership of Acquiring Portfolio Shares will be shown on the books of the Acquiring Portfolio’s transfer agent, as defined in paragraph 3.3.

1.6.                              Any reporting responsibility of the Acquired Portfolio including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Portfolio.

2.                                     VALUATION

2.1.                              The value of the Assets shall be the value computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends on the Closing Date (such time and date being hereinafter called the “Valuation Date”), using the valuation procedures in the then-current prospectus and statement of additional information with respect to the Acquiring Portfolio, and valuation procedures established by the Acquiring Portfolio’s Board of Directors.

2.2.                              The net asset value of a ADV Class, Class S and Class I Acquiring Portfolio Share shall be the net asset value per share computed with respect to that class as of the Valuation Date, using the valuation procedures set forth in the Acquiring Portfolio’s then-current prospectus and statement of additional and valuation procedures established by the Acquiring Portfolio’s Board of Directors.

2.3.                              The number of the ADV Class, Class S and Class I Acquiring Portfolio Shares to be issued (including fractional shares, if any) in exchange for the Acquired Portfolio’s assets shall be determined with respect to each such class by dividing the value of the net assets with respect to the ADV Class, Class S and Class I shares of the Acquired Portfolio, as the case may be, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of an Acquiring Portfolio Share of the same class, determined in accordance with paragraph 2.2.

2.4.                              All computations of value shall be made by the Acquired Portfolio’s designated record keeping agent and shall be subject to review by Acquiring Portfolio’s record keeping agent and by each Portfolio’s respective independent registered public accounting firm.

3.                                     CLOSING AND CLOSING DATE

3.1.                              The Closing Date shall be August 8, 2009 or such other date as the parties may agree.  All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties.  The close of business on the Closing Date shall be as of 4:00p.m.,

Eastern Time.  The Closing shall be held at the offices of the Acquiring Portfolio or at such other time and/or place as the parties may agree.

3.2.                              The Acquired Portfolio shall direct the Bank of New York Mellon Corporation, as custodian for the Acquired Portfolio (the “Custodian”), to deliver, at the Closing, a certificate of an authorized officer stating that (i) the Assets shall have been delivered in proper form to the Acquiring Portfolio within two business days prior to or on the Closing Date; and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made.  The Acquired Portfolio’s portfolio securities represented by a certificate or other written instrument shall be presented for examination by the Custodian to the custodian for the Acquiring Portfolio no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Acquired Portfolio as of the Closing Date for the account of the Acquiring Portfolio duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof.  The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and any securities depository (as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the “1940 Act”)) in which the Acquired Portfolio’s Assets are deposited, the Acquired Portfolio’s portfolio securities and instruments deposited with such depositories.  The cash to be transferred by the Acquired Portfolio shall be delivered by wire transfer of federal funds on the Closing Date.

3.3.                              The Acquired Portfolio shall direct PNC Global Investment Servicing (the “Transfer Agent”), on behalf of the Acquired Portfolio, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Portfolio Shareholders and the number and percentage ownership of outstanding ADV Class, Class S and Class I shares owned by each such shareholder immediately prior to the Closing.  The Acquiring Portfolio shall issue and deliver a confirmation evidencing the Acquiring Portfolio Shares to be credited on the Closing Date to the Secretary of the Acquiring Portfolio, or provide evidence satisfactory to the Acquired Portfolio that such Acquiring Portfolio Shares have been credited to the Acquired Portfolio’s account on the books of the Acquiring Portfolio.  At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

3.4.                              In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Portfolio or the Acquired Portfolio shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Directors of the Acquired Portfolio or the Board of Directors of the Acquiring Portfolio, accurate appraisal of the value of the net assets of the Acquiring Portfolio or the Acquired Portfolio is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.                                     REPRESENTATIONS AND WARRANTIES

4.1.                              Except as has been disclosed to the Acquiring Portfolio in a written instrument executed by an officer of ING Variable Portfolios, ING Variable Portfolios, on behalf of the Acquired Portfolio, represents and warrants to the Acquiring Portfolio as follows:

(a)                      The Acquired Portfolio is duly organized as a series of ING Variable Portfolios, which is a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland, with power under ING Variable Portfolios’ Articles of Incorporation to own all of its properties and assets and to carry on its business as it is now being conducted;

(b)                     ING Variable Portfolios is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of shares of the Acquired Portfolio under the Securities Act of 1933, as amended (“1933 Act”), are in full force and effect;

(c)                      No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Portfolio of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the 1940 Act and such as may be required by state securities laws;

(d)                     The current prospectus and statement of additional information of the Acquired Portfolio and each prospectus and statement of additional information of the Acquired Portfolio used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not, or did not at the time of its use, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)                      On the Closing Date, the Acquired Portfolio will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Portfolio will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Portfolio;

(f)                        The Acquired Portfolio is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of ING Variable Portfolios’ Articles of Incorporation or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which ING Variable Portfolios, on behalf of the Acquired Portfolio, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which ING Variable Portfolios, on behalf of the Acquired Portfolio, is a party or by which it is bound;

(g)                     All material contracts or other commitments of the Acquired Portfolio (other than this Agreement and certain investment contracts including options, futures and forward contracts) will terminate without liability to the Acquired Portfolio prior to the Closing Date;

(h)                     Except as otherwise disclosed in writing to and accepted by ING Variable Portfolios, on behalf of the Acquiring Portfolio, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquired Portfolio or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business.  ING Variable Portfolios, on behalf of the Acquired Portfolio, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(i)                         The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Portfolio at December 31, 2008 have been audited by KPMG LLP, an independent registered public accounting firm, and are in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) consistently applied, and such statements (copies of which have been furnished to the Acquiring Portfolio) present fairly, in all material respects, the financial condition of the Acquired Portfolio as of such date in accordance with U.S. GAAP, and there are no known contingent liabilities of the Acquired Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with U.S. GAAP as of such date not disclosed therein;

(j)                         Since December 31, 2008, there has not been any material adverse change in the Acquired Portfolio’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Portfolio  (for the purposes of this subparagraph (j), a decline in net asset value per share of the Acquired Portfolio due to declines in market values of securities in the Acquired Portfolio’s portfolio, the discharge of Acquired Portfolio liabilities, or the redemption of Acquired Portfolio shares by shareholders of the Acquired Portfolio shall not constitute a material adverse change);

(k)                      On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Portfolio required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Portfolio’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(l)                         For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Portfolio has met (or will meet) the requirements of Sub-chapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Closing Date;

(m)                   All issued and outstanding shares of the Acquired Portfolio are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable, and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws.  All of the issued and outstanding shares of the Acquired Portfolio will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Portfolio, as provided in paragraph 3.3.  The Acquired Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Portfolio, nor is there outstanding any security convertible into any of the Acquired Portfolio shares;

(n)                     The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Directors of ING Variable Portfolios, on behalf of the Acquired Portfolio, and, subject to the approval of the shareholders of the Acquired Portfolio, this Agreement will constitute a valid and binding obligation of the Acquired Portfolio, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(o)                     The information to be furnished by the Acquired Portfolio for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and

(p)                     The proxy statement of the Acquired Portfolio (the “Proxy Statement”) to be included in the Registration Statement referred to in paragraph 5.6, insofar as it relates to the Acquired Portfolio, will, on the effective date of the Registration Statement and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Portfolio for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

4.2.                              Except as has been disclosed to the Acquired Portfolio in a written instrument executed by an officer of ING Variable Portfolios, ING Variable Portfolios, on behalf of the Acquiring Portfolio, represents and warrants to the Acquired Portfolio as follows:

(a)                      The Acquiring Portfolio is duly organized as a series of ING Variable Portfolios, which is a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland, with power under ING Variable Portfolios’ Articles of Incorporation to own all of its properties and assets and to carry on its business as it is now being conducted;

(b)                         ING Variable Portfolios is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Acquiring Portfolio under the 1933 Act, are in full force and effect;

(c)                          No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Portfolio of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

(d)                     The current prospectus and statement of additional information of the Acquiring Portfolio and each prospectus and statement of additional information of the Acquiring Portfolio used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)                      On the Closing Date, the Acquiring Portfolio will have good and marketable title to the Acquiring Portfolio’s assets, free of any liens or other encumbrances, except those liens or encumbrances as to which the Acquired Portfolio has received notice and necessary documentation at or prior to the Closing;

(f)                        The Acquiring Portfolio is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of ING Variable Portfolios’ Articles of Incorporation or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which ING Variable Portfolios, on behalf of the Acquiring Portfolio, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which ING Variable Portfolios, on behalf of the Acquiring Portfolio, is a party or by which it is bound;

(g)                     Except as otherwise disclosed in writing to and accepted by ING Variable Portfolios, on behalf of the Acquired Portfolio, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against ING Variable Portfolios, on behalf of the Acquiring Portfolio, or any of the Acquiring Portfolio’s properties or assets that, if adversely determined, would materially and adversely affect the Acquiring Portfolio’s financial condition or the conduct of the Acquiring Portfolio’s business.  ING Variable Portfolios, on behalf of the Acquiring Portfolio, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(h)                     The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments of the Acquiring Portfolio at December 31, 2008 have been audited by KPMG LLP, an independent registered public accounting firm, and are in accordance with U.S. GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Portfolio) present fairly, in all material respects, the financial condition of the Acquiring Portfolio as of such date in accordance with U.S. GAAP, and there are no known contingent liabilities of the Acquiring Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with U.S. GAAP as of such date not disclosed therein;

(i)                         Since December 31, 2008, there has not been any material adverse change in the Acquiring Portfolio’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Portfolio  (For purposes of this subparagraph (i), a decline in net asset value per share of the Acquiring Portfolio due to declines in market values of securities in the Acquiring Portfolio’s portfolio, the discharge of Acquiring Portfolio liabilities, or the redemption of Acquiring Portfolio Shares by shareholders of the Acquiring Portfolio, shall not constitute a material adverse change);

(j)                         On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Portfolio required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Portfolio’s knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

(k)                      For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Portfolio has met (or will meet) the requirements of Sub-chapter M of the Code for qualification as a regulated investment company, has been eligible to (or will be eligible to) and has computed (or will compute) its federal income tax under Section 852 of the Code, and has distributed all of its investment company taxable income and net capital gain (as defined in the Code) for periods ending prior to the Closing Date;

(l)                         All issued and outstanding shares of the Acquiring Portfolio are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by ING Variable Portfolios and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws.  The Acquiring Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Portfolio Shares, nor is there outstanding any security convertible into any Acquiring Portfolio Shares;

(m)                   The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Directors of ING Variable Portfolios, on behalf of the Acquiring Portfolio, and this Agreement will constitute a valid and binding obligation of the Acquiring Portfolio, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(n)                     The ADV Class, Class S and Class I Acquiring Portfolio Shares to be issued and delivered to the Acquired Portfolio, for the account of the Acquired Portfolio Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Portfolio Shares, and will be fully paid and non-assessable;

(o)                     The information to be furnished by ING Variable Portfolios for use in the registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto; and

(p)                     That insofar as it relates to the Acquiring Portfolio, the Registration Statement relating to the Acquiring Portfolio Shares issuable hereunder, and the proxy materials with respect to the Acquired Portfolio to be included in the Registration Statement, and any amendment or supplement to the foregoing, will, from the effective date of the Registration Statement through the date of the meeting of shareholders of the Acquired Portfolio contemplated therein (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading, provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Portfolio for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

5.                                     COVENANTS OF THE ACQUIRING PORTFOLIO AND THE ACQUIRED PORTFOLIO

5.1.                              The Acquiring Portfolio and the Acquired Portfolio each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

5.2.                              The Acquired Portfolio will call a meeting of the shareholders of the Acquired Portfolio to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

5.3.                              The Acquired Portfolio covenants that the ADV Class, Class S and Class I Acquiring Portfolio Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.4.                              The Acquired Portfolio will assist the Acquiring Portfolio in obtaining such information as the Acquiring Portfolio reasonably requests concerning the beneficial ownership of the Acquired Portfolio shares.

5.5.                              Subject to the provisions of this Agreement, the Acquiring Portfolio and the Acquired Portfolio will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.6.                              The Acquired Portfolio will provide the Acquiring Portfolio with information reasonably necessary for the preparation of a prospectus (the “Prospectus”), which will include the Proxy Statement referred to in paragraph 4.1(p), all to be included in a Registration Statement on Form N-14 of the Acquiring Portfolio (the “Registration Statement”), in compliance with the 1933 Act, the 1934 Act and the 1940 Act, in connection with the meeting of the shareholders of the Acquired Portfolio to consider approval of this Agreement and the transactions contemplated herein.

5.7.                              As soon as is reasonably practicable after the Closing, the Acquired Portfolio will make a liquidating distribution to its shareholders consisting of the ADV Class, Class S and Class I Acquiring Portfolio Shares received at the Closing.

5.8.                              The Acquiring Portfolio and the Acquired Portfolio shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

5.9.                              ING Variable Portfolios, on behalf of the Acquired Portfolio, covenants that ING Variable Portfolios will, from time to time, as and when reasonably requested by the Acquiring Portfolio, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as

ING Variable Portfolios, on behalf of the Acquiring Portfolio, may reasonably deem necessary or desirable in order to vest in and confirm (a) ING Variable Portfolios’, on behalf of the Acquired Portfolio’s, title to and possession of the Acquiring Portfolio’s Shares to be delivered hereunder, and (b) ING Variable Portfolios’, on behalf of the Acquiring Portfolio’s, title to and possession of all the assets and otherwise to carry out the intent and purpose of this Agreement.

5.10.                        The Acquiring Portfolio will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

6.                                     CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED PORTFOLIO

The obligations of ING Variable Portfolios, on behalf of the Acquired Portfolio, to consummate the transactions provided for herein shall be subject, at ING Variable Portfolios’ election, to the performance by ING Variable Portfolios, on behalf of the Acquiring Portfolio, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

6.1.                              All representations and warranties of ING Variable Portfolios, on behalf of the Acquiring Portfolio, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

6.2.                              ING Variable Portfolios, on behalf of the Acquiring Portfolio, shall have delivered to the Acquired Portfolio a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquired Portfolio and dated as of the Closing Date, to the effect that the representations and warranties of ING Variable Portfolios, on behalf of the Acquiring Portfolio, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as the Acquired Portfolio shall reasonably request;

6.3.                              ING Variable Portfolios, on behalf of the Acquiring Portfolio, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by ING Variable Portfolios, on behalf of the Acquiring Portfolio, on or before the Closing Date; and

6.4.                              The Acquired Portfolio and the Acquiring Portfolio shall have agreed on the number of full and fractional Acquiring Portfolio Shares of each class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

7.                                     CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING PORTFOLIO

The obligations of ING Variable Portfolios, on behalf of the Acquiring Portfolio, to complete the transactions provided for herein shall be subject, at ING Variable Portfolios’ election, to the performance by ING Variable Portfolios, on behalf of the Acquired Portfolio, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

7.1.                              All representations and warranties of ING Variable Portfolios, on behalf of the Acquired Portfolio, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

7.2.                              ING Variable Portfolios shall have delivered to the Acquiring Portfolio a statement of the Acquired Portfolio’s assets and liabilities, as of the Closing Date, certified by the Treasurer of ING Variable Portfolios;

7.3.                              ING Variable Portfolios, on behalf of the Acquired Portfolio, shall have delivered to the Acquiring Portfolio on the Closing Date a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to  and dated as of the Closing Date, to the effect that the representations and warranties of ING Variable Portfolios, on behalf of the Acquired Portfolio, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquiring Portfolio shall reasonably request;

7.4.                              ING Variable Portfolios, on behalf of the Acquired Portfolio, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by ING Variable Portfolios, on behalf of the Acquired Portfolio, on or before the Closing Date;

7.5.                              The Acquired Portfolio and the Acquiring Portfolio shall have agreed on the number of full and fractional Acquiring Portfolio Shares of each class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1; and

7.6.                              The Acquired Portfolio shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

8.                                     FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING PORTFOLIO AND THE ACQUIRED PORTFOLIO

If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to ING Variable Portfolios, on behalf of the Acquired Portfolio, or ING Variable Portfolios, on behalf of the Acquiring Portfolio, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1.                              The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Portfolio in accordance with the provisions of ING Variable Portfolios’ Articles of Incorporation, By-Laws, applicable Maryland law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Portfolio.  Notwithstanding anything herein to the contrary, neither ING Variable Portfolios, on behalf of the Acquiring Portfolio, nor ING Variable Portfolios, on behalf of the Acquired Portfolio, may waive the conditions set forth in this paragraph 8.1;

8.2.                              On the Closing Date no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

8.3.                              All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by ING Variable Portfolios to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Portfolio or the Acquired Portfolio, provided that either party hereto may for itself waive any of such conditions;

8.4.                              The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

8.5.                              The parties shall have received the opinion of Dechert LLP addressed to ING Variable Portfolios substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Agreement shall constitute a tax-free reorganization for Federal income tax purposes.  The delivery of such opinion is conditioned upon receipt by Dechert LLP of representations it shall request of ING Variable Portfolios.  Notwithstanding anything herein to the contrary, neither ING Variable Portfolios, on behalf of the Acquiring Portfolio, nor ING Variable Portfolios, on behalf of the Acquired Portfolio, may waive the condition set forth in this paragraph 8.5.

9.                                     BROKERAGE FEES AND EXPENSES

9.1.                              ING Variable Portfolios, on behalf of the Acquired Portfolio and on behalf of the Acquiring Portfolio, represents and warrants that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

9.2                                 The expenses relating to the proposed Reorganization will be borne equally by (i) the investment adviser to the Acquiring Portfolio (or an affiliate of the investment adviser) and (ii) the Acquired Portfolio.  The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement, printing and distributing the Acquiring Portfolio’s prospectus and the Acquired Portfolio’s proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders’ meetings.  Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

10.                              ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1.                        ING Variable Portfolios has not made any representation, warranty or covenant, on behalf of either the Acquired Portfolio or the Acquiring Portfolio, as applicable, not set forth herein, and this Agreement constitutes the entire agreement between the Acquiring Portfolio and Acquired Portfolio with respect to the Reorganization.

10.2.                        The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder.  The covenants to be performed after the Closing shall survive the Closing.

11.                              TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party by (i) mutual agreement of the parties; or (ii) by either party if the Closing shall not have occurred on or before November 30, 2009, unless such date is extended by mutual agreement of the parties; or (iii) by either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith.  In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Directors or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

12.                              AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of ING Variable Portfolios; provided, however, that following the meeting of the shareholders of the Acquired Portfolio called by ING Variable Portfolios pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the ADV Class, Class S and Class I Acquiring Portfolio Shares to be issued to the Acquired Portfolio Shareholders under this Agreement to the detriment of such shareholders without their further approval.

13.                              NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to:

ING Variable Portfolios, Inc.

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

Attn: Huey P. Falgout, Jr.

With a copy to:

Goodwin Procter LLP

Exchange Place

53 State Street

Boston, MA 02109

Attn: Philip H. Newman

14.                              HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

14.1.                        The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

14.2.                        This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

14.3.                        This Agreement shall be governed by and construed in accordance with the laws of the State of Maryland without regard to its principles of conflicts of laws.

14.4.                        This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party.  Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

14.5.                        It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of the Directors, shareholders, nominees, officers, agents, or employees of ING Variable Portfolios personally, but shall bind only the property of the Acquired Portfolio or the Acquiring Portfolio, as provided in the Articles of Incorporation of ING Variable Portfolios.  The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President or Vice President.

ING VARIABLE PORTFOLIOS, INC. on behalf of its
ING Opportunistic LargeCap Growth Portfolio series

By:	/s/ Michael J. Roland
Name:	Michael J. Roland
Title:	Executive Vice President

ING VARIABLE PORTFOLIOS, INC. on behalf of its
ING Opportunistic LargeCap Value Portfolio series

By:	/s/ Todd Modic
Name:	Todd Modic
Title:	Senior Vice President

APPENDIX B

ADDITIONAL INFORMATION REGARDING

ING OPPORTUNISTIC LARGECAP PORTFOLIO

(“PORTFOLIO”)

About Your Investment

Shares of the Portfolio are offered for purchase by separate accounts to serve as investment options under Variable Contacts, to Qualified Plans, to certain other investment companies, and to other investors as permitted to satisfy the diversification and other requirements under Section 817(h) of the Internal Revenue Code of 1986, as amended (“Code”), and under federal tax regulations, revenue rulings or private letter rulings issued by the Internal Revenue Service.

You do not buy, sell, or exchange shares of the Portfolio. You choose investment options through your Variable Contract or Qualified Plan.

The insurance company that issued your Variable Contract is responsible for investing in the Portfolio according to the investment options you have chosen. You should consult your Variable Contract prospectus, prospectus summary or disclosure statement for additional information about how this works. The Portfolio assumes no responsibility for such prospectus, prospectus summary, or disclosure statement.

ING Funds Distributor, LLC (“IFD” or “Distributor”), the distributor for the Portfolio, also offers directly to the public other ING Funds that have similar names, investment objectives, and strategies as those of the Portfolio. You should be aware that the Portfolio is likely to differ from these other ING Funds in size and cash flow pattern. Accordingly, the performance of the Portfolio can be expected to vary from those of the other funds.

The Portfolio currently does not foresee any disadvantages to investors if it serves as an investment option for Variable Contracts, offers its shares directly to Qualified Plans or offers its shares to other permitted investors. However, it is possible that the interests of owners of Variable Contracts and Qualified Plans for which the Portfolio serves as an investment option and other permitted investors might, at some time, be in conflict because of differences in tax treatment or other considerations. The Portfolio’s Board of Directors (“Board”) directed ING Investments, LLC (“ING Investments” or “Adviser”) to monitor events to identify any material conflicts between Variable Contract owners, Qualified Plans, and other permitted investors and would have to determine what actions, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio, a pension plan, investment company, or other permitted investor which might force the Portfolio to sell securities at disadvantageous prices.

The Portfolio may discontinue offering shares at any time.

Net Asset Value

The net asset value (“NAV”) per share for each class of the Portfolio is determined each business day as of the close of regular trading (“Market Close”) on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE).  The Portfolio is open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share of each class of the Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services.  Shares of investment companies held by the Portfolio will generally be valued at the latest NAV reported by that investment company.  The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when the Portfolio’s NAV is not calculated.  As a result, the NAV of the Portfolio may change on days when shareholders will not be able to purchase or redeem the Portfolio’s shares.

When market quotations are not available or are deemed unreliable, the Portfolio will use a fair value for the security that is determined in accordance with procedures adopted by the Board.  The types of securities for which such fair value pricing might be required include, but are not limited to:

•                  Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

•                  Securities of an issuer that has entered into a restructuring;

•                  Securities whose trading has been halted or suspended;

•                  Fixed-income securities that have gone into default and for which there are no current market value quotations; and

•                  Securities that are restricted as to transfer or resale.

The Portfolio or the adviser may rely on the recommendations of a fair value pricing service approved by the Portfolio’s Board in valuing foreign securities.  Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The adviser makes such determinations in good faith in accordance with procedures adopted by the Portfolio’s Board.  Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that the Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determines its NAV per share.

When an insurance company’s Variable Contract or Qualified Plan is buying shares of the Portfolio, it will pay the NAV that is next calculated after the order from the insurance company’s Variable Contract holder or Qualified Plan participant is received in proper form.  When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company’s Variable Contract holder or Qualified Plan is received in proper form.

Management of the Portfolio

Adviser

ING Investments, an Arizona limited liability company, serves as the investment adviser to the Portfolio.  ING Investments has overall responsibility for the management of the Portfolio.  ING Investments provides or oversees all investment advisory and portfolio management services for the Portfolio, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolio, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.

ING Investments is registered with the SEC as an investment adviser.  ING Investments is an indirect, wholly- owned subsidiary of ING Groep N.V. (“ING Groep”) (NYSE: ING). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services to over 75 million private, corporate and institutional clients in more than 50 countries. With a diverse workforce of about 125,000 people, ING Groep comprises a broad spectrum of prominent companies that increasingly serve their clients under the ING brand. ING Investments became an investment management firm in April, 1995.

As of December 31, 2008, ING Investments managed approximately $35.7 billion in assets.  The principal address of ING Investments is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.  ING Investments receives a monthly fee for its services based on the average daily net assets of the Portfolio.

ING Investments has engaged a sub-adviser to provide the day-to-day management of the Portfolio’s investment portfolio pursuant to a sub-advisory agreement.  ING Investments is responsible for monitoring the investment program and performance of the sub-adviser.  Under the terms of the sub-advisory agreement, the agreement can be terminated by either ING Investments or the Portfolio’s Board.  In the event the sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements or ING Investments may assume day-to-day investment management of the Portfolio.

For information regarding the basis for the Board’s approval of the investment advisory and investment sub-advisory relationships, please refer to the Portfolio’s annual shareholder report dated December 31, 2008.

Sub-Adviser and Portfolio Manager

ING Investments has engaged ING Investment Management Co. (“ING IM”), a Connecticut corporation, to serve as sub-adviser to the Portfolio.  ING IM is responsible for managing the assets of the Portfolio in accordance with the Portfolio’s investment objective and policies, subject to oversight by ING Investments and the Board.  Founded in 1972, ING IM is registered with the SEC as an investment adviser.  ING IM is an indirect, wholly owned subsidiary of ING Groep and is an affiliate of ING Investments.  ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.  As of December 31, 2008, ING IM managed approximately $54.3 billion in assets. The principal address of ING IM is 230 Park Avenue, New York, NY 10169.

Vincent Costa, CFA, Senior Vice President and Head of Portfolio Management of Quantitative Equity for ING IM has co-managed the Portfolio since November 2007 and solely managed the Portfolio since January 2009. Mr. Costa joined ING IM in April 2006 as Head of Portfolio Management of quantitative equity. Prior to joining ING IM he was with Merrill Lynch Investment Management, where he worked for 7 years in quantitative equity leadership positions, including managing director and head of their quantitative investments organization.

ING Investments has overall responsibility for monitoring the investment program maintained by ING IM for compliance with applicable laws and regulations and the Portfolio’s investment objective.

ING Investments pays ING IM a fee at an annual rate based on the average daily net asset value of the Portfolio.  ING Investments pays the sub-advisory fee out of its advisory fee.

Additional Information Regarding Portfolio Managers

The Portfolio’s SAI provides additional information about each Portfolio Manager’s compensation, other accounts managed by the Portfolio Manager and each Portfolio Manager’s ownership of securities in the Portfolio.

Portfolio Distribution

The Portfolio is distributed by IFD.  IFD is a Delaware limited liability company with its principal offices at 7337 East Doubletree Ranch Road, Scottsdale AZ 85258-2034.

IFD is a member of the Financial Industry Regulatory Authority (“FINRA”).  To obtain information about FINRA member firms and their associated persons, you may contact FINRA Regulation, Inc. at www.finra.org or the FINRA BrokerCheck Hotline at 1-800-289-9999.  An investment brochure describing the Public Disclosure Program is available from FINRA.

Additional Information Regarding the Classes of Shares

The Portfolio’s shares are classified into Adviser Class, Class I and Service Class shares.  The three classes of shares of the Portfolio are identical except for different expenses, certain related rights and certain shareholder services.   All classes of the Portfolio have a common investment objective and investment portfolio.

Shareholder Servicing Plan and Plan of Distribution

ING Variable Portfolios, Inc. (“IVP” or “Company”) has entered into a Shareholder Service and Distribution Plan (“Plan”) with respect to the ADV Class of the Portfolio in accordance with Rule 12b-1 under the 1940 Act.  The Plan permits the Portfolio to pay marketing and other fees to support the sale and distribution of the ADV Class shares of the Portfolio and for shareholder services provided by securities dealers (including IFD) and other financial intermediaries and plan administrators (“financial service firms”). Over time, these fees will increase the cost of an investor’s shares and may cost investors more than paying other types of sales charges.  The ADV Class shares are subject to a shareholder servicing fee of 0.25% of average daily net assets per annum and a Rule 12b-1 distribution fee of 0.25% of average daily net assets per annum.  The Class I shares are not subject to a shareholder servicing fee or a Rule 12b-1 distribution fee. The Class S shares are not subject to a Rule 12b-1 distribution fee, but are subject to a shareholder servicing fee of 0.25% of average daily net assets per annum.

Frequent Trading — Market Timing

The Portfolio is intended for long-term investment and not as a short-term trading vehicle. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the Portfolio are primarily sold through omnibus account arrangements with financial intermediaries as investment options for the Variable Contracts issued by insurance companies, and as investment options for the Qualified Plans. Omnibus accounts generally do not identify customers’ trading activity on an individual basis. The Portfolio’s administrator has agreements which require such intermediaries to provide detailed account information, including trading history, upon request of the Portfolio.

The Portfolio relies on the financial intermediaries to monitor frequent, short-term trading within a Portfolio by their customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, or in the case of a Qualified Plan, the plan documentation, for its policies regarding frequent, short-term trading.  With trading information received as a result of these agreements, the Portfolio may make a determination that certain trading activity would be harmful to the Portfolio and their shareholders, even if such activity is not strictly prohibited by the intermediaries’ excessive trading policy. As a result, a shareholder investing directly or indirectly in the Portfolio may have their trading privileges suspended without violating the stated excessive trading policy of the intermediary. The Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders, whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary. The Portfolio seeks assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolio believes that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan, is not in the best interest of the Portfolio or its shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or Sub-Adviser to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolio and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolio’s ability to provide maximum investment return to all shareholders.  This in turn can have an adverse effect on Portfolio performance.

A Portfolio that invests in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time a Portfolio computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Portfolio’s current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Portfolio based on such pricing discrepancies. This is often referred to as “price arbitrage.” Such price arbitrage opportunities may also occur in a Portfolio which does not invest in foreign securities. For example, if trading in a security held by a Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV, such “stale pricing” presents an opportunity for investors to take advantage of the pricing discrepancy.  Similarly, a Portfolio that holds thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Portfolio has adopted fair valuation policies and procedures intended to reduce the Portfolio’s exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that a Portfolio’s NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Portfolio shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolio that are followed by the financial intermediaries that use the Portfolio and the monitoring by the Portfolio are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolio will occur. Moreover, decisions about allowing trades in the Portfolio may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of a Portfolio’s shareholders.

Portfolio Holdings Disclosure Policy

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.  The Portfolio posts its portfolio holdings schedule on its website on a calendar-quarter basis and makes it available 30 calendar days following the end of the previous calendar quarter. The portfolio holdings schedule is as of the last day of the previous calendar quarter (e.g., the Portfolio will post the quarter ending June 30 holdings on July 31). The Portfolio’s portfolio holdings schedule will, at a minimum, remain available on the Portfolio’s website until the Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolio’s website is located at www.ingfunds.com.

How ING Compensates Entities Offering Its Portfolios as Investment Options in Their Insurance Products

ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to the Portfolio paying fees under the Portfolio’s Shareholder Service and Distribution Plan (collectively, “ING”), the Portfolio’s Adviser or Distributor, out of their own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. The Portfolio’s Adviser and Distributor may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolio.

The distributing broker-dealer for the Portfolio is IFD. IFD has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the Portfolio by Variable Contract holders through the relevant insurance company’s Variable Contracts. As of May 1, 2009, the Adviser had entered into such arrangements with the following insurance companies: Zürich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.

The Adviser also has entered into similar agreements with affiliated insurers, including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life Insurance Company of New York; Security Life of Denver; and ING USA Annuity and Life Insurance Company.  ING uses a variety of financial and accounting techniques to allocate resources and profits across the organization.  These methods may take the form of cash payments to affiliates.  These methods do not impact the costs incurred when investing in the Portfolio.  Additionally, if the Portfolio is not sub-advised or is sub-advised by an ING entity, ING may retain more revenue than on the Portfolio if it must pay to have it sub-advised by non-affiliated entities.  Management personnel of ING may receive additional compensation if the overall amount of investments in the portfolios advised by ING meets certain target levels or increases over time.

The insurance companies through which investors hold shares of the Portfolio may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to Variable Contract owners. Each of the Portfolio, the Adviser and the Distributor is not a party to these arrangements. Investors should consult the prospectus and SAI for their Variable Contracts for a discussion of these payments.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

Dividends and Capital Gains Distributions

The Portfolio declares and pay dividends and capital gains distributions, if any, on a semi-annual basis usually in June. To comply with federal tax regulations, the Portfolio may also pay an additional capital gains distribution, usually in June.

Tax Matters

Holders of Variable Contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisers before investing.

The Portfolio intends to qualify as a regulated investment company (“RIC”) for federal income tax purposes by satisfying the requirements under Subchapter M of the Code, including requirements with respect to diversification of assets, distribution of income and sources of income. As a RIC, the Portfolio generally will not be subject to tax on its net investment company taxable income and net realized capital gains. The Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code and the underlying regulations for Variable Contracts so that owners of these contracts should not be subject to federal tax on distributions of dividends and income from the Portfolio to the insurance company’s separate accounts.

Since the sole shareholders of the Portfolio will be separate accounts or other permitted investors, no discussion is included herein as to the federal income tax consequences at the shareholder level.

See the Portfolio’s SAI for further information about tax matters.

THE TAX STATUS OF YOUR INVESTMENT IN THE PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR VARIABLE CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS FOR THE VARIABLE CONTRACT.

FINANCIAL HIGHLIGHTS

The information in the table below has been derived from ING Opportunistic LargeCap Portfolio’s financial statements, which have been audited by KPMG LLP an independent registered public accounting firm.

	Class ADV
	Year Ended December 31,				December 29, 2006 (4)
	2008		2007		to December 31, 2006

Per Share Operating Performance:

Net asset value, beginning of year or period	$15.82		15.72		15.72

Income (loss) from investment operations:

Net investment income (loss)	$0.20		0.16		(0.00	)*

Net realized and unrealized gain (loss)	$(5.19)		0.20

Total from investment operations	$(4.99)		0.36		(0.00	)*

Less distributions from:

Net investment income	$0.16		0.26

Net realized gains	$2.15

Total distributions	$2.31		0.26

Net asset value, end of year or period	$8.52		15.82		15.72

Total Return(1)%	(36.01	)(a)	2.33

Ratios and Supplemental Data:

Net assets, end of year or period (000’s)	$1		1		1

Ratios to average net assets:

Expenses before reductions/additions(2)(3)%	1.21		1.19		1.19

Expenses net of all reductions/additions(2)(3)%	1.21	†	1.19	†	1.19

Net investment income (loss)(2)(3)%	1.68	†	0.99	†	(1.19)

Portfolio turnover rate %	132		197		83

	Class I
	Year Ended December 31,
	2008		2007		2006		2005		2004

Per Share Operating Performance:

Net asset value, beginning of year	$16.05		15.84		13.84		13.19		12.08

Income (loss) from investment operations:

Net investment income	$0.29		0.23	•	0.23	•	0.19	•	0.24

Net realized and unrealized gain (loss)	$(5.27)		0.24		1.98		0.71		0.98

Total from investment operations	$(4.98)		0.47		2.21		0.90		1.22

Less distributions from:

Net investment income	$0.27		0.26		0.21		0.25		0.11

Net realized gains	$2.15

Total distributions	$2.42		0.26		0.21		0.25		0.11

Net asset value, end of year	$8.65		16.05		15.84		13.84		13.19

Total Return(1)%	(35.61	)(a)	3.01		16.10		6.95		10.15

Ratios and Supplemental Data:

Net assets, end of year (000’s)	$73,764		143,438		173,014		178,828		219,889

Ratios to average net assets:

Expenses before reductions/additions(2)(3)%	0.71		0.69		0.69		0.70		0.69

Expenses net of all reductions/additions(2)(3)%	0.71	†	0.69	†	0.69		0.70		0.69

Net investment income(2)(3)%	2.16	†	1.44	†	1.58		1.47		1.61

Portfolio turnover rate %	132		197		83		94		16

	Class S
	Year Ended December 31,
	2008		2007		2006		2005		2004

Per Share Operating Performance:

Net asset value, beginning of year	$15.93		15.72		13.77		13.12		12.03

Income (loss) from investment operations:

Net investment income	$0.26		0.19	•	0.19	•	0.16	•	0.13

Net realized and unrealized gain (loss)	$(5.23)		0.24		1.96		0.71		1.05

Total from investment operations	$(4.97)		0.43		2.15		0.87		1.18

Less distributions from:

Net investment income	$0.23		0.22		0.20		0.22		0.09

Net realized gains	$2.15

Total distributions	$2.38		0.22		0.20		0.22		0.09

Net asset value, end of year	$8.58		15.93		15.72		13.77		13.12

Total Return(1)%	(35.80	)(a)	2.77		15.77		6.76		9.88

Ratios and Supplemental Data:

Net assets, end of year (000’s)	$11,981		23,886		28,391		30,125		3,505

Ratios to average net assets:

Expenses before reductions/additions(2)(3)%	0.96		0.94		0.94		0.95		0.94

Expenses net of all reductions/additions(2)(3)%	0.96	†	0.94	†	0.94		0.95		0.94

Net investment income(2)(3)%	1.91	†	1.19	†	1.32		1.18		1.36

Portfolio turnover rate %	132		197		83		94		16

(1) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2) Annualized for periods less than one year.

(3) Expense ratios reflect operating expenses of a Portfolio. Expenses before reductions do not reflect amounts reimbursed by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4) Commencement of operations.

• Calculated using average number of shares outstanding throughout the period.

* Amount is less than $0.005 or more than $(0.005).

(a) There was no impact on total return by the affiliate payment.

† Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income or loss ratio.

(This page intentionally left blank)

APPENDIX C

Security Ownership of Certain Beneficial and Record Owners

The following tables provide information about the persons or entities who, to the knowledge of each Portfolio, owned beneficially or of record 5% or more of any class of that Portfolio’s outstanding shares as of May 1, 2009:

ING Opportunistic LargeCap Growth Portfolio

Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percentage of Portfolio	Percentage of Combined Portfolio After the Reorganization*

C-1

ING Opportunistic LargeCap Portfolio

Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percentage of Portfolio	Percentage of Combined Portfolio After the Reorganization*

*              On a pro forma basis, assuming that the value of the shareholder’s interest in the Portfolio on the date of consummation of the Reorganization is the same as on May 1, 2009.

C-2

(This page intentionally left blank)

3 EASY WAYS TO VOTE YOUR VOTING INSTRUCTION CARD

VOTE BY PHONE: Call toll-free 1-888-221-0697 and follow the recorded instructions.

VOTE ON THE INTERNET: Log on to Proxyweb.com and follow the on-line directions.

VOTE BY MAIL: Check the appropriate boxes on the reverse side of the Voting Instruction Card,

sign and date the Voting Instruction Card and return in the envelope provided.

If you vote via phone or the Internet, you do not need to return your Voting Instruction Card.

PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS ON JULY 21, 2009

PROXY SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS

FUND/INSURANCE COMPANY NAME PRINTS HERE

The undersigned hereby appoints the above-referenced Insurance Company and hereby authorizes them to represent and to vote, as designated on reverse, at the Special Meeting of Shareholders and at any adjournment(s) or postponement(s) thereof, all shares of the above-referenced Portfolio (the “Portfolio”) attributable to his or her contract or interest therein as directed on the reverse side of this Card.  IF THIS VOTING INSTRUCTION CARD IS SIGNED AND RETURNED WITH NO CHOICES INDICATED, THE SHARES WILL BE VOTED “FOR” THE APPROVAL OF THE PROPOSAL.  If you fail to return this Voting Instruction Card, the Insurance Company will vote all shares attributable to your account value in proportion to all voting instructions for the Portfolio actually received from contract owners in the Separate Account, when applicable.  The proxies voting shares at the Special Meeting on behalf of the Insurance Company are authorized to vote, at their discretion, upon such other business as may properly come before the Special Meeting and any adjournment(s) or postponement(s) thereof.

Voting Instruction Card must be signed and dated below.

Signature (s) (if held jointly)	Date

NOTE: PLEASE SIGN EXACTLY AS YOUR NAME APPEARS ON THIS VOTING INSTRUCTION CARD.  All joint owners should sign.  When signing as executor, administrator, attorney, trustee or guardian or as custodian for a minor, please give full title as such.  If a corporation, please sign in full corporate name and indicate the signer’s office.  If a partner, please sign in the partnership name.

Please fill in box(es) as shown using black or blue ink or number 2 pencil. ☒

PLEASE DO NOT USE FINE POINT PENS.

To avoid the additional expense of further solicitation, we strongly urge you to review, complete and return your Voting Instruction Card as soon as possible.  Your vote is important regardless of the number of shares you own.  If you vote via phone or the Internet, you do not need to return your Voting Instruction Card.

THIS VOTING INSTRUCTION CARD IS VALID ONLY WHEN SIGNED AND DATED

THE BOARD OF DIRECTORS RECOMMENDS A VOTE “FOR” THE FOLLOWING PROPOSAL:

1.

To approve an Agreement and Plan of Reorganization by and between ING Opportunistic LargeCap Growth Portfolio and ING Opportunistic LargeCap Portfolio, providing for the reorganization of ING Opportunistic LargeCap Growth Portfolio with and into ING Opportunistic LargeCap Portfolio.

	For ☐	Against ☐	Abstain ☐

PLEASE SIGN AND DATE ON THE REVERSE SIDE.

FUNDS

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

3 EASY WAYS TO VOTE YOUR PROXY

VOTE BY PHONE: Call toll-free 1-888-221-0697 and follow the recorded instructions.

VOTE ON THE INTERNET: Log on to Proxyweb.com and follow the on-line directions.

VOTE BY MAIL: Check the appropriate boxes on the reverse side of the Proxy Ballot,

sign and date the Proxy Ballot and return in the envelope provided.

If you vote via phone or the Internet, you do not need to return your Proxy Ballot.

PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON JULY 21, 2009

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS

ING OPPORTUNISTIC LARGECAP GROWTH PORTFOLIO

The undersigned hereby appoint(s) Huey P. Falgout, Jr., Theresa K. Kelety, and Todd Modic or any one or all of them, proxies, with full power of substitution, to vote all shares of the above-referenced Portfolio (the “Portfolio”), which the undersigned is entitled to vote at the Special Meeting of Shareholders of the Portfolio to be held at the offices of the Portfolio at 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258-2034 on July 21, 2009, at 10:00 a.m., Local time and at any adjournment(s) or postponement(s) thereof.

This proxy will be voted as instructed.  If no specification is made, the proxy will be voted “FOR” the proposal.

Please vote, date and sign this proxy and return it promptly in the enclosed envelope.

Signature (s) (if held jointly)	Date

This Proxy Ballot must be signed exactly as your name(s) appears hereon.  If as an attorney, executor, guardian or in some representative capacity or as an officer of a corporation, please add title(s) as such.  Joint owners must each sign.

Please fill in box(es) as shown using black or blue ink or number 2 pencil. ☒

PLEASE DO NOT USE FINE POINT PENS.

To avoid the additional expense of further solicitation, we strongly urge you to review, complete and return your Proxy Ballot as soon as possible. Your vote is important regardless of the number of shares you own. If you vote via phone or the Internet, you do not need to return your Proxy Ballot.

THIS PROXY BALLOT IS VALID ONLY WHEN SIGNED AND DATED

THE BOARD OF DIRECTORS RECOMMENDS A VOTE “FOR” THE FOLLOWING PROPOSAL:

1.

To approve an Agreement and Plan of Reorganization by and between ING Opportunistic LargeCap Growth Portfolio and ING Opportunistic LargeCap Portfolio, providing for the reorganization of ING Opportunistic LargeCap Growth Portfolio with and into ING Opportunistic LargeCap Portfolio.

	For ☐	Against ☐	Abstain ☐

PLEASE SIGN AND DATE ON THE REVERSE SIDE.

PART B

ING INVESTORS TRUST

Statement of Additional Information

June 10, 2009

Acquisition of the Assets and Liabilities of: ING Opportunistic LargeCap Growth Portfolio (A Series of ING Variable Portfolios, Inc.) 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258-2034	By and in Exchange for Shares of: ING Opportunistic LargeCap Portfolio (A Series of ING Variable Portfolios, Inc.) 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258-2034

This Statement of Additional Information of ING Variable Portfolios, Inc. (“SAI”) is available to the shareholders of ING Opportunistic LargeCap Growth Portfolio, a series of ING Variable Portfolios, Inc., in connection with a proposed transaction whereby all of the assets and known liabilities of ING Opportunistic LargeCap Growth Portfolio will be transferred to ING Opportunistic LargeCap Portfolio, a separate series of ING Variable Portfolios, Inc., in exchange for shares of ING Opportunistic LargeCap Portfolio.

This SAI consists of: (i) this cover page; (ii) the accompanying Pro Forma Financial Statements; (iii) the Portfolio Manager’s Report for ING Opportunistic LargeCap Portfolio; and (iv) the following documents, each of which was filed electronically with the U.S. Securities and Exchange Commission and is incorporated by reference herein:

1.         The SAI for each of ING Opportunistic LargeCap Growth Portfolio and ING Opportunistic LargeCap Portfolio (File No: 333-05173), dated May 1, 2009, as filed on [            ].

2.         The Financial Statements of ING Opportunistic LargeCap Growth Portfolio and ING Opportunistic LargeCap Portfolio are included in the Annual Report dated December 31, 2008, as filed on March 6, 2009 and the Semi-Annual Report, dated June 30, 2008, as filed on September 5, 2008(File No. 811-07651).

This SAI is not a prospectus.  A Prospectus/Proxy Statement dated June 10, 2009, relating to the Reorganization of ING Opportunistic LargeCap Growth Portfolio may be obtained, without charge, by writing to the ING Funds at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 or calling 1-800-992-0180.  This SAI should be read in conjunction with the Prospectus/Proxy Statement.

PRO FORMA FINANCIAL STATEMENTS

In connection with a proposed transaction whereby all of the assets and known liabilities of ING Opportunistic LargeCap Growth Portfolio will be transferred to ING Opportunistic LargeCap Portfolio, in exchange for shares of ING Opportunistic LargeCap Portfolio, shown below are financial statements for each Portfolio and Pro Forma Financial Statements for the combined Portfolio, assuming the Reorganization is consummated, as of December 31, 2008. The first table presents Statements of Assets and Liabilities for each Portfolio and estimated pro forma figures for the combined Portfolio.  The second table presents Statements of Operations for each Portfolio and estimated pro forma figures for the combined Portfolio.  The third table presents Portfolio of Investments for each Portfolio and estimated pro forma figures for the combined Portfolio.  The tables are followed by the Notes to the Pro Forma Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES as of December 31, 2008

	ING Opportunistic	ING Opportunistic
	LargeCap Growth	LargeCap Value	Pro Forma		Pro Forma
	Portfolio	Portfolio	Adjustments		Combined (unaudited)
ASSETS:
Investments in securities at value+*	$66,337,602	$85,618,789			$151,956,391
Short-term investments**	771,235	4,865,356			5,636,591
Short-term investments in affiliate***	765,000	—			765,000
Receivables:
Investment securities sold	1,943,832	282,123			2,225,955
Fund shares sold	17,316	1,816			19,132
Dividends and interest	69,693	165,690			235,383
Prepaid expenses	4,565	5,206			9,771
Total assets	69,909,243	90,938,980			160,848,223

LIABILITIES:
Payable for investment securities purchased	1,983,441	—			1,983,441
Payable for fund shares redeemed	—	178,955			178,955
Payable upon receipt of securities loaned	806,060	4,910,714			5,716,774
Payable to affiliates	37,786	48,473			86,259
Payable for custodian due to bank overdraft	(175)	22,984			22,809
Payable for directors fees	6,670	4,636			11,306
Other accrued expenses and liabilities	39,690	27,524	64,900	(A)	132,114
Total liabilities	2,873,472	5,193,286	64,900		8,131,658
NET ASSETS	$67,035,771	$85,745,694	$(64,900)		$152,716,565

NET ASSETS CONSIST OF:
Paid-in capital	$261,220,083	$132,409,634			$393,629,717
Undistributed net investment income	421,521	2,610,842	(64,900	) (A)	2,967,463
Accumulated net realized loss on investments	(182,407,796)	(30,965,902)			(213,373,698)
Net unrealized depreciation on investments	(12,198,037)	(18,308,880)			(30,506,917)
NET ASSETS	$67,035,771	$85,745,694	$(64,900)		$152,716,565

+Including securities loaned at value	$785,577	$4,874,163			$5,659,740
*Cost of investments in securities	$78,500,814	$103,882,311			$182,383,125
*Cost of investments in affiliates	$806,060	$4,910,714			$5,716,774
** Cost of short-term investments in affiliates	$765,000	$—			$765,000

Class ADV:
Net Assets	$589,506	$548	$(571	) (A)	$589,483
Shares authorized	100,000,000	100,000,000			100,000,000
Par value	$0.001	$0.001			$0.001
Shares outstanding	85,006	64	(15,880	) (B)	69,190
Net asset value and redemption price per share	$6.93	$8.52			$8.52

Class I:
Net Assets	$59,411,868	$73,763,896	$(57,519	) (A)	$133,118,245
Shares authorized	100,000,000	100,000,000			200,000,000
Par value	$0.001	$0.001			$0.001
Shares outstanding	8,537,443	8,524,418	(1,675,669	) (B)	15,386,192
Net asset value and redemption price per share	$6.96	$8.65			$8.65

Class S:
Net Assets	$7,034,397	$11,981,250	$(6,810	) (A)	$19,008,837
Shares authorized	100,000,000	100,000,000			100,000,000
Par value	$0.001	$0.001			$0.001
Shares outstanding	1,020,783	1,395,847	(201,717	) (B)	2,214,913
Net asset value and redemption price per share	$6.89	$8.58			$8.58

See Accompanying Notes to Financial Statements

(A)	Reflects adjustment for estimated one time merger expenses (See Note 4 in Notes to Unaudited Pro Forma Financial Statements).
(B)	Reflects new shares issued, net of retired shares of ING Opportunistic LargeCap Growth Portfolio. Calculation: Net Assets ÷ NAV per share)

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the year ended December 31, 2008

	ING Opportunistic	ING Opportunistic
	LargeCap Growth	LargeCap Value	Pro Forma		Pro Forma
	Portfolio	Portfolio	Adjustments		Combined (unaudited)
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*(1)	$1,208,395	$3,471,040			$4,679,435
Interest	5,749	4,090			9,839
Securities lending income, net	55,822	87,936			143,758
Total investment income	1,269,966	3,563,066	—		4,833,032

EXPENSES:
Investment management fees	652,226	743,715			1,395,941
Distribution and service fees:
Class ADV	5,224	4			5,228
Class S	32,947	44,358			77,305
Transfer agent fees	463	499			962
Administrative service fees	59,786	68,173			127,959
Shareholder reporting expense	20,470	17,529	(26,366	) (A)	11,633
Registration fees	—	—			—
Professional fees	22,335	11,555			33,890
Custody and accounting expense	22,590	18,567	(29,524	) (A)	11,633
Directors fees	13,176	10,178			23,354
Miscellaneous expense	13,446	12,826	(14,639	) (A)	11,633
Interest expense	1,135	184			1,319
Total expenses	843,798	927,588	(70,529)		1,700,857
Less:
Net waived and reimbursed/recouped fees	(173)	(126)	—		(299)
Brokerage commission recapture	(251)	—	—		(251)
Net expenses	843,374	927,462	(70,529)		1,700,307
Net investment income (loss)	426,592	2,635,604	70,529		3,132,725

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND PAYMENTS BY AFFILIATES:
Net realized loss on:
Investments	(42,958,725)	(29,984,551)			(72,943,276)
Foreign currency related transactions	—	—			—
Payments by affiliates	—	22,573			22,573

Net realized loss on investments and payments by affiliates	(42,958,725)	(29,961,978)			(72,920,703)
Net change in unrealized appreciation or depreciation on investments	(18,373,805)	(25,565,739)			(43,939,544)
Net realized and unrealized gain (loss) on investments and payments by affiliates	(61,332,530)	(55,527,717)			(116,860,247)
Decrease in net assets resulting from operations	$(60,905,938)	$(52,892,113)	$70,529		$(113,727,522)

* Foreign taxes withheld	$7,964	$53,450	$—	$61,414
(1) Dividends from affiliates	$5,395	$4,014	$—	$9,409

(A)   Reflects adjustment in expenses due to effects of new contractual rates.

See Accompanying Notes to Financial Statements

Portfolios of Investments as of December 31, 2008 (UNAUDITED):

			Pro Forma (Unaudited)						Pro Forma (Unaudited)		Cost Adjustments
ING Opportunistic LargeCap Growth Portfolio	ING Opportunistic LargeCap Value Portfolio	Adjustments	ING Opportunistic LargeCap Value Portfolio			ING Opportunistic LargeCap Growth Portfolio	ING Opportunistic LargeCap Value Portfolio	Adjustments	ING Opportunistic LargeCap Value Portfolio		ING Opportunistic LargeCap Growth Portfolio
Shares						Value
COMMON STOCK: 94.6%
					Advertising: 0.7%
—	22,700	17,028	39,728		Omnicom Group	$—	$611,084	$458,385	$1,069,469		—
						—	611,084	458,385	1,069,469	cs	—
					Aerospace/Defense: 3.2%
—	30,000	22,504	52,504		General Dynamics Corp.	—	1,727,700	1,295,980	3,023,680		—
28,200	—	(28,200)	—		Lockheed Martin Corp.	2,371,056	—	(2,371,056)	—		2,371,056
29,300	21,700	(13,022)	37,978		Raytheon Co.	1,495,472	1,107,568	(664,665)	1,938,375		1,495,472
						3,866,528	2,835,268	(1,739,741)	4,962,055	cs
					Agriculture: 4.9%
—	100,700	75,537	176,237		Altria Group, Inc.	—	1,516,542	1,137,586	2,654,128		—
46,900	31,400	(23,346)	54,954		Archer-Daniels-Midland Co.	1,352,127	905,262	(673,073)	1,584,316		1,352,127
—	32,400	24,304	56,704		Lorillard, Inc.	—	1,825,739	1,369,521	3,195,260		—
						1,352,127	4,247,543	1,834,034	7,433,704	cs
					Airlines: 0.0%
73,900	—	(73,900)	—		Southwest Airlines Co.	637,018	—	(637,018)	—		637,018
						637,018	—	(637,018)	—	cs
					Banks: 6.4%
—	57,100	42,832	99,932	@@, L	Banco Bilbao Vizcaya Argentaria SA ADR	—	713,179	534,969	1,248,148		—
—	85,600	64,210	149,810	@@, L	Banco Santander Central Hispano SA ADR	—	812,344	609,354	1,421,698		—
—	54,500	40,881	95,381		Bank of America Corp.	—	767,360	575,611	1,342,971		—
—	35,800	26,854	62,654		Capital One Financial Corp.	—	1,141,662	856,382	1,998,044		—
—	21,700	16,278	37,978		JPMorgan Chase & Co.	—	684,201	513,232	1,197,433		—
—	62,700	47,032	109,732	@@, L	Lloyds TSB Group PLC - Spon ADR	—	482,790	362,150	844,940		—
—	121,500	91,139	212,639		Regions Financial Corp.	—	967,140	725,470	1,692,610		—
						—	5,568,676	4,177,168	9,745,844	cs
					Biotechnology: 0.0%
11,500	—	(11,500)	—	@	Amgen, Inc.	664,125	—	(664,125)	—		664,125
25,100	—	(25,100)	—	@	Biogen Idec, Inc.	1,195,513	—	(1,195,513)	—		1,195,513
50,598	—	(50,598)	—	@	Life Technologies Corp.	1,179,439	—	(1,179,439)	—		1,179,439
13,500	—	(13,500)	—	@	Myriad Genetics, Inc.	894,510	—	(894,510)	—		894,510
						3,933,587	—	(3,933,587)	—	cs
					Chemicals: 1.0%
21,700	—	(21,700)	—		Monsanto Co.	1,526,595	—	(1,526,595)	—		1,526,595
9,400	15,100	1,927	26,427		Sherwin-Williams Co.	561,650	902,225	115,126	1,579,001		561,650
						2,088,245	902,225	(1,411,469)	1,579,001	cs
					Commercial Services: 0.7%
30,800	—	(30,800)	—	@	Alliance Data Systems Corp.	1,433,124	—	(1,433,124)	—		1,433,124
6,400	—	(6,400)	—	@	Apollo Group, Inc. - Class A	490,368	—	(490,368)	—		490,368
—	30,100	22,579	52,679	L	Moody’s Corp.	—	604,709	453,603	1,058,312		—
						1,923,492	604,709	(1,469,889)	1,058,312	cs
					Computers: 1.7%
30,700	—	(30,700)	—	@	Apple, Inc.	2,620,245	—	(2,620,245)	—		2,620,245
—	139,500	104,642	244,142	@	EMC Corp.	—	1,460,565	1,095,597	2,556,162		—
32,000	—	(32,000)	—		Hewlett-Packard Co.	1,161,280	—	(1,161,280)	—		1,161,280
18,400	—	(18,400)	—		International Business Machines Corp.	1,548,544	—	(1,548,544)	—		1,548,544
						5,330,069	1,460,565	(4,234,472)	2,556,162	cs
					Cosmetics/Personal Care: 0.0%
39,883	—	(39,883)	—		Procter & Gamble Co.	2,465,567	—	(2,465,567)	—		2,465,567
						2,465,567	—	(2,465,567)	—	cs
					Distribution/Wholesale: 0.8%
—	18,500	13,877	32,377		Genuine Parts Co.	—	700,410	525,391	1,225,801		—
						—	700,410	525,391	1,225,801	cs
					Diversified Financial Services: 4.2%
—	59,700	44,782	104,482		American Express Co.	—	1,107,435	830,708	1,938,143		—
—	29,700	22,279	51,979		Ameriprise Financial, Inc.	—	693,792	520,426	1,214,218		—
—	71,500	53,633	125,133		Invesco Ltd.	—	1,032,460	774,467	1,806,927		—
—	31,000	23,254	54,254		NYSE Euronext	—	848,780	636,686	1,485,466		—
						—	3,682,467	2,762,287	6,444,754	cs
					Electric: 8.2%
—	62,700	47,032	109,732		Alliant Energy Corp.	—	1,829,586	1,372,406	3,201,992		—
—	52,600	39,456	92,056		DTE Energy Co.	—	1,876,242	1,407,404	3,283,646		—
—	58,300	43,732	102,032		Edison International	—	1,872,596	1,404,669	3,277,265		—
—	9,100	6,826	15,926		Entergy Corp.	—	756,483	567,452	1,323,935		—
—	36,800	27,604	64,404	@, L	NRG Energy, Inc.	—	858,544	644,010	1,502,554		—
						—	7,193,451	5,395,941	12,589,392	cs
					Electronics: 1.5%
28,300	—	(28,300)	—	@	Dolby Laboratories, Inc.	927,108	—	(927,108)	—		927,108
—	39,200	29,405	68,605	@	Thermo Electron Corp.	—	1,335,544	1,001,816	2,337,360		—
						927,108	1,335,544	74,708	2,337,360	cs
					Engineering & Construction: 0.0%
36,700	—	(36,700)	—		Fluor Corp.	1,646,729	—	(1,646,729)	—		1,646,729
						1,646,729	—	(1,646,729)	—	cs
					Food: 4.3%
28,500	—	(28,500)	—	@	Dean Foods Co.	512,145	—	(512,145)	—		512,145
35,800	38,100	(7,220)	66,680		HJ Heinz Co.	1,346,080	1,432,560	(271,490)	2,507,150		1,346,080
—	86,300	64,735	151,035		Kroger Co.	—	2,279,183	1,709,657	3,988,840		—
						1,858,225	3,711,743	926,022	6,495,990	cs
					Healthcare - Products: 0.0%
48,600	—	(48,600)	—	@	St. Jude Medical, Inc.	1,601,856	—	(1,601,856)	—		1,601,856
32,600	—	(32,600)	—	@	Varian Medical Systems, Inc.	1,142,304	—	(1,142,304)	—		1,142,304
						2,744,160	—	(2,744,160)	—	cs

					Healthcare - Services: 0.6%
—	14,700	11,027	25,727	@	Humana, Inc.	—	548,016	411,077	959,093		—
10,500	—	(10,500)	—	@	Laboratory Corp. of America Holdings	676,305	—	(676,305)	—		676,305
						676,305	548,016	(265,228)	959,093	cs
					Household Products/Wares: 0.0%
16,500	—	(16,500)	—		Church & Dwight Co., Inc.	925,980	—	(925,980)	—		925,980
15,700	—	(15,700)	—		Kimberly-Clark Corp.	828,018	—	(828,018)	—		828,018
						1,753,998	—	(1,753,998)	—	cs
					Insurance: 6.0%
15,000	—	(15,000)	—		Aflac, Inc.	687,600	—	(687,600)	—		687,600
11,800	—	(11,800)	—		AON Corp.	539,024	—	(539,024)	—		539,024
—	50,600	37,956	88,556	@@	Axis Capital Holdings Ltd.	—	1,473,473	1,105,279	2,578,752		—
—	8,300	6,226	14,526		Chubb Corp.	—	423,300	317,525	740,825		—
—	31,000	23,254	54,254		Loews Corp.	—	875,750	656,916	1,532,666		—
—	32,000	24,004	56,004		Travelers Cos., Inc.	—	1,446,400	1,084,971	2,531,371		—
—	56,600	42,457	99,057		UnumProvident Corp.	—	1,052,760	789,695	1,842,455		—
						1,226,624	5,271,683	2,727,762	9,226,069	cs
					Internet: 0.0%
1,100	—	(1,100)	—	@	Google, Inc. - Class A	338,415	—	(338,415)	—		338,415
68,400	—	(68,400)	—	@	Symantec Corp.	924,768	—	(924,768)	—		924,768
						1,263,183	—	(1,263,183)	—	cs
					Machinery - Diversified: 1.4%
—	14,900	11,177	26,077		Flowserve Corp.	—	767,350	575,603	1,342,953		—
—	14,500	10,877	25,377		Rockwell Automation, Inc.	—	467,480	350,665	818,145		—
						—	1,234,830	926,268	2,161,098	cs
					Media: 2.6%
88,600	—	(88,600)	—		Comcast Corp. — Class A	1,495,568	—	(1,495,568)	—		1,495,568
—	222,900	167,201	390,101		Time Warner, Inc.	—	2,242,374	1,682,046	3,924,420		—
						1,495,568	2,242,374	186,478	3,924,420	cs
					Metal Fabricate/Hardware: 0.0%
11,000	—	(11,000)	—		Precision Castparts Corp.	654,280	—	(654,280)	—		654,280
						654,280	—	(654,280)	—	cs
					Mining: 1.5%
—	22,700	17,028	39,728	@@, L	BHP Billiton Ltd. ADR	—	973,830	730,488	1,704,318		—
—	22,400	16,803	39,203	L	Southern Copper Corp.	—	359,744	269,851	629,595		—
						—	1,333,574	1,000,339	2,333,913	cs
					Miscellaneous Manufacturing: 4.5%
56,800	31,400	(33,246)	54,954		Cooper Industries Ltd.	1,660,264	917,822	(971,789)	1,606,297		1,660,264
22,400	32,400	1,904	56,704		Dover Corp.	737,408	1,066,608	62,674	1,866,690		737,408
—	60,100	45,082	105,182		Honeywell International, Inc.	—	1,973,083	1,480,046	3,453,129		—
						2,397,672	3,957,513	570,931	6,926,116	cs
					Office/Business Equipment: 0.7%
—	19,600	14,702	34,302	@@, L	Canon, Inc. ADR	—	615,440	461,653	1,077,093		—
						—	615,440	461,653	1,077,093	cs
					Oil & Gas: 18.1%
—	31,600	23,704	55,304		Chevron Corp.	—	2,337,452	1,753,366	4,090,818		—
—	67,300	50,483	117,783		ConocoPhillips	—	3,486,140	2,615,018	6,101,158		—
14,100	88,200	52,060	154,360		ExxonMobil Corp.	1,125,603	7,041,006	4,155,989	12,322,598		1,125,603
10,500	—	(10,500)	—		Murphy Oil Corp.	465,675	—	(465,675)	—		465,675
64,100	—	(64,100)	—		Noble Corp.	1,415,969	—	(1,415,969)	—		1,415,969
37,900	17,700	(24,623)	30,977		Sunoco, Inc.	1,647,134	769,242	(1,070,111)	1,346,265		1,647,134
—	95,200	71,411	166,611		Valero Energy Corp.	—	2,060,128	1,545,340	3,605,468		—
						4,654,381	15,693,968	7,117,958	27,466,307	cs
					Oil & Gas Services: 0.0%
20,300	—	(20,300)	—	@	National Oilwell Varco, Inc.	496,132	—	(496,132)	—		496,132
						496,132	—	(496,132)	—	cs
					Packaging & Containers: 0.0%
51,700	—	(51,700)	—	@	Crown Holdings, Inc.	992,640	—	(992,640)	—		992,640
						992,640	—	(992,640)	—	cs
					Pharmaceuticals: 10.5%
—	41,000	30,755	71,755		AmerisourceBergen Corp.	—	1,462,060	1,096,718	2,558,778		—
10,300	—	(10,300)	—	@, L	Cephalon, Inc.	793,512	—	(793,512)	—		793,512
20,100	52,000	18,906	91,006	@	Endo Pharmaceuticals Holdings, Inc.	520,188	1,345,760	489,292	2,355,240		520,188
28,100	—	(28,100)	—	@	Express Scripts, Inc.	1,544,938	—	(1,544,938)	—		1,544,938
57,700	96,000	14,311	168,011	@	Forest Laboratories, Inc.	1,469,619	2,445,120	364,511	4,279,250		1,469,619
—	219,300	164,501	383,801		Pfizer, Inc.	—	3,883,803	2,913,313	6,797,116		—
19,400	—	(19,400)	—	@	Watson Pharmaceuticals, Inc.	515,458	—	(515,458)	—		515,458
						4,843,715	9,136,743	2,009,926	15,990,384	cs
					Retail: 2.7%
6,600	—	(6,600)	—	@	Autozone, Inc.	920,502	—	(920,502)	—		920,502
100,500	173,600	29,721	303,821		Gap, Inc.	1,345,695	2,324,504	397,959	4,068,158		1,345,695
53,100	—	(53,100)	—		Limited Brands, Inc.	533,124	—	(533,124)	—		533,124
21,000	—	(21,000)	—		Ross Stores, Inc.	624,330	—	(624,330)	—		624,330
93,100	—	(93,100)	—		TJX Cos., Inc.	1,915,067	—	(1,915,067)	—		1,915,067
17,500	—	(17,500)	—		Wal-Mart Stores, Inc.	981,050	—	(981,050)	—		981,050
						6,319,768	2,324,504	(4,576,114)	4,068,158	cs
					Savings & Loans: 0.8%
50,000	41,100	(19,170)	71,930		Hudson City Bancorp., Inc.	798,000	655,956	(305,955)	1,148,001		798,000
						798,000	655,956	(305,955)	1,148,001	cs
					Semiconductors: 1.2%
108,400	—	(108,400)	—		Altera Corp.	1,811,364	—	(1,811,364)	—		1,811,364
—	70,400	52,808	123,208		Intel Corp.	—	1,032,064	774,170	1,806,234		—
96,400	—	(96,400)	—	@, @@	Marvell Technology Group Ltd.	642,988	—	(642,988)	—		642,988
105,700	—	(105,700)	—		Xilinx, Inc.	1,883,574	—	(1,883,574)	—		1,883,574
						4,337,926	1,032,064	(3,563,756)	1,806,234	cs
					Software: 0.0%
89,000	—	(89,000)	—		CA, Inc.	1,649,170	—	(1,649,170)	—		1,649,170
30,600	—	(30,600)	—		Microsoft Corp.	594,864	—	(594,864)	—		594,864
31,600	—	(31,600)	—	@	Oracle Corp.	560,268	—	(560,268)	—		560,268
						2,804,302	—	(2,804,302)	—	cs

					Telecommunications: 6.4%
—	134,200	100,666	234,866		AT&T, Inc.		—	3,824,700	2,868,978	6,693,678		—
40,800	—	(40,800)	—	@	Juniper Networks, Inc.		714,408	—	(714,408)	—		714,408
—	26,200	19,653	45,853	@@	Telefonica SA ADR		—	1,765,618	1,324,423	3,090,041		—
64,300	—	(64,300)	—		Windstream Corp.		591,560	—	(591,560)	—		591,560
							1,305,968	5,590,318	2,887,433	9,783,719	cs
					Toys/Games/Hobbies: 0.0%
34,900	—	(34,900)	—		Hasbro, Inc.		1,018,033	—	(1,018,033)	—		1,018,033
							1,018,033	—	(1,018,033)	—	cs

					Total Common Stock		65,811,350	82,490,668	(3,933,569)	144,368,449	lt
					(Cost $)		77,969,343	101,154,170	—	179,123,513	ltc

REAL ESTATE INVESTMENT TRUSTS: 2.4%
					Health Care: 1.9%
—	46,100	34,580	80,680		HCP, Inc.		—	1,280,197	960,300	2,240,497		—
—	11,600	8,701	20,301		Ventas, Inc.		—	389,412	292,105	681,517		—
							—	1,669,609	1,252,405	2,922,014	reit
					Shopping Centers: 0.5%
—	7,700	5,776	13,476		Federal Realty Investment Trust		—	478,016	358,569	836,585		—
							—	478,016	358,569	836,585	reit

					Total Real Estate Investment Trusts		—	2,147,625	1,610,974	3,758,599	lt
					(Cost $)		—	1,833,604	—	1,833,604	ltc

EXCHANGE-TRADED FUNDS: 1.1%
					Exchange-Traded Funds: 1.1%
14,200	—	(14,200)	—		iShares Russell 1000 Growth Index Fund		526,252	—	(526,252)	—		526,252
—	19,800	14,852	34,652	L	iShares Russell 1000 Value Index Fund		—	980,496	735,488	1,715,984		—

					Total Exchange-Traded Funds		526,252	980,496	209,236	1,715,984	lt
					(Cost $)		531,471	894,537	—	1,426,008	ltc

					Total Long-Term Investments		66,337,602	85,618,789	(2,113,359)	149,843,032	tis
					(Cost $)		78,500,814	103,882,311	—	182,383,125	tisc

SHORT-TERM INVESTMENTS: 5.5%
					Affiliated Mutual Fund: 0.0%
765,000	—	(765,000)	—		ING Institutional Prime Money Market Fund - Class I		765,000	—	(765,000)	—		765,000

					Total Mutual Fund		765,000	—	(765,000)	—	st
					(Cost $)		765,000	—	—	765,000	stc

	Principal Amount

					Securities Lending Collateralcc: 5.5%
$806,060	$4,910,714	$2,905,193	8,621,967		Bank of New York Mellon Corp. Institutional Cash Reserves		$771,235	$4,865,356	$2,878,359	$8,514,950		771,235

					Total Securities Lending Collateral		771,235	4,865,356	2,878,359	8,514,950	st
					(Cost $)		806,060	4,910,714	—	5,716,774	stc

					Total Short-Term Investments		1,536,235	4,865,356	2,113,359	8,514,950	tis
					(Cost $)		1,571,060	4,910,714	—	6,481,774	tisc

					Total Investments in Securities	103.7%	$67,873,837	$90,484,145	$—	$158,357,982
					(Cost $) *		80,071,874	108,793,025	67,873,837	176,666,862
					Other Assets and Liabilities - Net	(3.7)	(838,066)	(4,738,451)	—	(5,576,517)
					Net Assets prior to proforma adjustment	100.0%	$67,035,771	$85,745,694	$—	$152,781,465

					Proforma adjustment		—	—	(64,900)	(64,900)
					Net Assets after to proforma adjustment	100.0%	$67,035,771	$85,745,694	$(64,900)	$152,716,565		67,873,837

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at December 31, 2008.

*	Cost for federal income tax purposes is	$81,253,727	$110,462,013	$67,873,837	$178,335,850
	Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$1,985,953	$3,383,151	$(1,985,953)	3,383,151
	Gross Unrealized Depreciation	(15,365,843)	(23,361,019)	15,365,843	(23,361,019)
	Net Unrealized Depreciation	$(13,379,890)	$(19,977,868)	$13,379,890	$(19,977,868)

	The following table summarizes the inputs used as of December 31, 2008 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:
	Investments in Securities
	Level 1- Quoted Prices	$67,102,602	$85,618,789	$—	$152,721,391
	Level 2- Other Significant Observable Inputs	771,235	4,865,356	—	5,636,591
	Level 3- Significant Unobservable Inputs	—	—	—	—
	Total	$67,873,837	$90,484,145	$—	$158,357,982

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at year end. Swaps and written options are reported at their market value at year end.

NOTES TO PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

Note 1 — Basis of Combination:

The Board of Directors (“Board”) of ING Opportunistic LargeCap Growth Portfolio (“Opportunistic LargeCap Growth”) and ING Opportunistic LargeCap Portfolio (“Opportunistic LargeCap”) (each a “Portfolio” and collectively, the “Portfolios”), approved an Agreement and Plan of Reorganization dated December 11, 2008, (the “Plan”) whereby, subject to approval by the shareholders of Opportunistic LargeCap Growth, Opportunistic LargeCap will acquire all of the assets of Opportunistic LargeCap Growth, subject to the liabilities of Opportunistic LargeCap Growth, in exchange for shares of Opportunistic LargeCap equal in value to the net assets of Opportunistic LargeCap Growth (the “Merger”).

The Merger will be accounted for as a tax-free merger of investment companies with Opportunistic LargeCap remaining as both the tax and accounting survivor.  The unaudited pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the reorganization(s) occurred at December 31, 2008.  The unaudited pro forma Portfolio of Investments and Statement of Assets and Liabilities reflect the financial position of Opportunistic LargeCap Growth and Opportunistic LargeCap at December 31, 2008.  The unaudited pro forma Statement of Operations reflects the results of operations of Opportunistic LargeCap Growth and Opportunistic LargeCap for the twelve-months ended December 31, 2008.  These statements have been derived from the Portfolios’ respective books and records utilized in calculating daily net asset value at the date indicated above for Opportunistic LargeCap Growth and Opportunistic LargeCap under U.S. generally accepted accounting principles for investment companies. The unaudited pro forma Portfolio of Investments reflects the pro forma combined portfolio holdings of Opportunistic LargeCap Growth and Opportunistic LargeCap as of December 31, 2008. This  unaudited pro forma Portfolio of Investments reflects management’s anticipation that most portfolio transitioning, including the sale of most holdings of Opportunistic LargeCap Growth and the purchases of assets that Opportunistic LargeCap may hold or wish to hold, will take place shortly prior to the closing date of the Merger. The historical cost of investment securities will be carried forward to the surviving entity and the results of operations of Opportunistic LargeCap for pre-combination periods will not be restated.

     The unaudited pro forma Portfolio of Investments, and Statement of Assets and Liabilities and Statement of Operations should be read in conjunction with the historical financial statements of each Portfolio, which are incorporated by reference in the Statement of Additional Information.

Note 2 — Security Valuation:

Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ will be valued at the NASDAQ official closing price.  Portfolio securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by a Portfolio’s custodian. Debt securities are valued at bid prices obtained from independent services or from one or more dealers making markets in the securities and may be adjusted based on a Portfolio’s valuation procedures. U.S. Government obligations are valued by using market quotations or independent pricing services that use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.  Securities for which market quotations are not readily available are valued at their fair values as determined in good faith and in accordance with policies set by the Board of each Portfolio.  Among elements of analysis, the Board has authorized the use of one or more research services to assist with the determination of the fair value of foreign securities in light of significant events. Research services use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its net asset value. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Note 3 — Capital Shares:

The unaudited pro forma net asset value per share assumes additional shares of common Opportunistic LargeCap issued in connection with the proposed acquisition of Opportunistic LargeCap Growth by Opportunistic LargeCap as of December 31, 2008.  The number of additional shares issued was calculated by dividing the net assets of each class of Opportunistic LargeCap Growth by the respective class net asset value per share of Opportunistic LargeCap.

Note 4 — Merger Costs:

ING Investments, LLC (or an affiliate) and Opportunistic LargeCap Growth will share the costs associated with obtaining shareholder approval, including, but not limited to, vote solicitation and SEC filings.

Merger costs to be incurred by Opportunistic LargeCap Growth are estimated at approximately $64,900. These costs represent one half of the estimated expenses of the Fund carrying out its obligations under the Plan and consist of management’s estimate of legal fees, accounting fees, printing costs and mailing charges related to the proposed merger.  ING Investments LLC, Investment Adviser to the Portfolios, will bear the other half of the cost of the Merger.

Note 5 — Use of Estimates in Preparation of Pro Forma Financial Statements:

Management of the Portfolios has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with U.S. generally accepted accounting principles for investment companies.  Actual results could differ from these estimates.

Note 6 — Federal Income Taxes:

It is the policy of the Portfolios to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders.  Therefore, no federal income tax provision is required. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired.  A portion of the amount of these capital loss carryforwards may be limited in the future.

PORTFOLIO MANAGER’S REPORT FOR
ING OPPORTUNISTIC LARGECAP PORTFOLIO

(Formerly, ING OPPORTUNISTIC LARGECAP VALUE PORTFOLIO)

Set forth below is an excerpt from ING Opportunistic LargeCap Portfolio’s Annual Report for the fiscal year ended December 31, 2008.

*              *              *

MARKET PERSPECTIVE: YEAR ENDED DECEMBER 31, 2008

In our semi-annual report, we described a failed second quarter rally that fizzled when investors realized that borderline recessionary conditions and a credit crunch had not gone away. By year-end, governments were committing previously unimaginable sums of taxpayer money to prevent systemic collapse. Global equities in the form of the MSCI World® Index(1) measured in local currencies, including net reinvested dividends (“MSCI” for regions discussed below) plunged 29.70% in the six months ended December 31, 2008 (down 38.70% for the entire fiscal year). (The MSCI World® Index plunged 40.71% for the entire fiscal year, measured in U.S. dollars.) In currencies, the dollar at first drifted near record lows against the euro. But the tide turned in mid-July and for the six months ended December 31, 2008, the dollar strengthened by 12.10% (4.50% for the entire fiscal year). The dollar also soared 37.80% against the pound for the six months ended December 31, 2008 (37.90% for the entire fiscal year). But the yen advanced as carry trades (essentially short yen positions) were unwound and the dollar fell 14.90% for the six months ended December 31, 2008 (down 19.60% for the entire fiscal year).

Even more dramatic was the price of oil which marched to an all-time high of around $147 per barrel in mid-July, only to lose more than two thirds of that price by December 31, 2008.

The economic statistics remained bleak. By the end of October, the Standard & Poor’s (“S&P”)/Case-Shiller National U.S. Home Price Index(2) of house prices had fallen a record 18% over the year. New home sales were at 1991 levels. Some 45% of existing home sales were distressed.

Payrolls declined in every month of 2008, as the number of people claiming unemployment reached 4.1 million, a 26-year high. Gross domestic product (“GDP”) fell at an annualized rate of 0.50% in the third quarter, and the National Bureau of Economic Research announced that the recession had actually started in December 2007.

Yet these were side-shows to the fireworks display in the financial sector, where major institutions — hanging by a thread through problems rooted in unwise mortgage borrowing, lending and investment — met different fates in September 2008 at the hands of the U.S. government.

 The Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”) were taken into “conservatorship.” Merrill Lynch was acquired by the Bank of America with a wink from the authorities. AIG received an $85 billion loan from a reluctant government, which also took a 79.90% equity stake in AIG. But Lehman Brothers having sought capital, then a buyer, found neither and was left to file for Chapter 11 bankruptcy protection.

 The U.S. government was now in the position of choosing winners and losers among financial institutions: none too successfully, for it quickly became obvious that by pointedly leaving Lehman Brothers to go under, a credit crisis had become a credit market collapse. Lending all but seized up.

Policy response was huge but at least initially muddled. A Troubled Asset Relief Plan (“TARP”) would set up a $700 billion fund to buy illiquid mortgage securities from financial institutions. But on November 12, 2008 with half of the money already used to recapitalize banks, Treasury Secretary Paulson announced that the rest of the funds would not be used to buy illiquid mortgage securities after all. This merely renewed the pressure on the holders of such securities like Citigroup, which within two weeks received guarantees from the government against losses and another $20 billion in capital.

 Other programs were of more practical use, like support for the commercial paper market and a guarantee facility for money market funds. Arguably the most effective measure was the announced intention to buy vast quantities of agency mortgage-backed securities and debentures. This had the effect of driving down rates on the 30-year mortgage towards 5.00%, a record low. In the meantime, the newly-elected president promised a stimulus package worth approximately $1 trillion. And by year end, the Federal Open Market Committee (“FOMC”) reduced interest rates to a range of between 0% and 0.25%.

2

 2008 ended with much gloom and bad news still to come, but the platform for recovery was perhaps taking shape.

In U.S. fixed-income markets, yields on the 90-day Treasury Bills briefly turned negative in December 2008, while the yield on the ten-year Treasury Note fell below 2.50%, something we had not seen in 50 years. The Barclays Capital U.S. Aggregate Bond Index(3), formerly known as the Lehman Brothers U.S. Aggregate Bond Index, of investment grade bonds returned 4.10% for the six months ended December 31, 2008, (5.20% for the entire fiscal year). By contrast, high yield bonds, represented by the Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index(4), formerly known as the Lehman Brothers High Yield Bond — 2% Issuer Constrained Composite Index, behaved more like a stock index and returned (25.10)% for the six months ended December 31, 2008 (down 25.90% for the entire fiscal year).

U.S. equities, represented by the S&P 500® Composite Stock Price (“S&P 500®”) Index(5), including dividends, returned (28.50)% for the six months ended December 31, 2008, (down 37.00% for the entire fiscal year), increasingly unimpressed by sharply falling oil prices. Profits for S&P 500® Index companies suffered their fifth straight quarter of decline, led again by the financials sector, although taxpayer money was also potentially committed to save the big three auto makers from bankruptcy. On November 20, 2008, the S&P 500® Index plumbed a level not seen since April 1997, before a December recovery.

 In international markets, plainly entering recession, the MSCI Japan® Index(6) slumped 35.90% for the six months ended December 31, 2008, (down 42.60% for the entire fiscal year). The strengthening yen hit exports in an export-dependent economy even as global demand slowed for other reasons. The MSCI Europe ex UK® Index(7) sagged 29.40% for the six months ended December 31, 2008 (down 43.20% for the entire fiscal year), beset by sharply falling economic activity and a European Central Bank in denial that inflation was falling fast. Finally, rates were reduced by an unprecedented 175 basis points (or 1.75%) in two months near the end of the year while governments, one after the other, proposed large stimulus packages. In the UK, the MSCI UK® Index(8) fell 19.40% for the six months ended December 31, 2008 (down 28.50% for the entire fiscal year). The UK had allowed a bigger housing bubble than the United States and deeper personal indebtedness in an economy more dependent on the financial sector. Rates were reduced to 1951 levels as venerable banks ceased to exist as independent entities.

(1) The MSCI World® Index is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

(2) The S&P/Case-Shiller National U.S. Home Price Index tracks the value of single-family housing within the United States. The index is a composite of single-family home price indices for the nine U.S. Census divisions and is calculated quarterly.

(3) The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

(4) The Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index is an unmanaged index that measures the performance of non-investment grade fixed-income securities.

(5) The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.

(6) The MSCI Japan® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

(7) The MSCI Europe ex UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

(8) The MSCI UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

All indices are unmanaged and investors cannot invest directly in an index.

Past performance does not guarantee future results.  The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

3

Market Perspective reflects the views of ING’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

*              *              *

4

ING OPPORTUNISTIC LARGECAP PORTFOLIO

(Formerly, ING OPPORTUNISTIC LARGECAP VALUE PORTFOLIO)

PORTFOLIO MANAGERS’ REPORT

ING Opportunistic Large Cap Value Portfolio (the “Portfolio”) seeks growth of capital primarily through investment in a diversified portfolio of common stocks. The Portfolio is managed by Omar Aguilar, Ph.D. and Vincent Costa — Portfolio Managers* of ING Investment Management Co. — the Sub-Adviser.

Performance: For the year ended December 31, 2008, the Portfolio’s Class I shares provided a total return of (35.61)% compared to the Russell 1000® Value Index(1) and the Russell 1000® Index(2), which returned (36.85)% and (37.60)%, respectively, for the same period.

Portfolio Specifics: Security selection drove performance for the period, with selection in the financials, energy and consumer discretionary sectors benefiting returns. These gains were partially offset by security selection in the industrials and health care sectors. Underweight positions in the financials and materials sectors as well as an overweight position in the consumer staples sector also benefited results for the period.

2008 began with a spike in volatility, but during the rest of the first half of the year market recognition factors such as sales growth and analyst estimate revisions re-asserted themselves and drove performance. Quality and valuation factors such as book to price, dividend yield and capital expenditure to sales did not work well. Sectors such as banks and utilities benefited from the good performance of market recognition factors. In contrast, market recognition factors in the energy, health care, industrials and financials services sectors could not offset the severe underperformance of the valuation factors.

After a challenging first quarter our quantitative strategies stabilized in the second quarter as the markets began to return to company fundamentals. The Portfolio rebounded and offset much of its loss from the first quarter. Our dynamic factor weighting model helped us tilt the Portfolio’s weights away from deep value factors like book to price, steering it to an underweight position in the financials sector, which fell sharply during the second quarter. The tilt also helped security selection within the consumer staples sector, particularly in food and staples retailing names such as Kroger Co.

In the second half of the year the Portfolio’s dynamic factor model began pointing more towards valuation and quality factors, resulting in a slight overweight of these factors. Regrettably, after a promising start in July and August, these factors turned negative in September and wiped out all their previous gains. Market recognition factors also turned sharply negative and detracted from performance. Quality factors that were flat for the year performed well during the third quarter.

The shift to value and quality paid off in the fourth quarter, as factors like forward and trailing earnings to price and price to free cash flow performed extremely well. Quality factors such as capital expenditures to deprecation also helped returns during the fourth quarter. Finally, market recognition factors such as analyst estimate revisions and earnings trends worked well early in the quarter but faded toward the end of the year.

Current Strategy and Outlook: Our research builds a structured portfolio of stocks with fundamental characteristics that we believe will translate into a performance advantage over the benchmark. The evaluation includes every stock in the index.

At the close of the reporting period, portfolio overweightings included the energy and information technology sectors and underweightings included the financials sectors and materials sectors.

*  Effective January 13, 2009, Mr. Aguilar is no longer a portfolio manager to the Portfolio.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this Portfolio may differ from that presented for other ING Funds. Performance for the different classes of shares will vary based on differences in fees associated with each class.

5

* Includes short-term investments related to securities lending collateral.

(1)Includes five industries, which each represents 1.6% - 2.6% of net assets.

(2)Includes eleven industries, which each represents less than 1.6% of net assets.

Portfolio holdings are subject to change daily.

Top Ten Holdings*

as of December 31, 2008

(as a percent of net assets)

ExxonMobil Corp.	8.2%
Pfizer, Inc.	4.5%
AT&T, Inc.	4.5%
ConocoPhillips	4.1%
Forest Laboratories, Inc.	2.9%
Chevron Corp.	2.7%
Gap, Inc.	2.7%
Kroger Co.	2.7%
Time Warner, Inc.	2.6%
Valero Energy Corp.	2.4%

*  Excludes short-term investments related to securities lending collateral.

Portfolio holdings are subject to change daily.

6

ING OPPORTUNISTIC LARGECAP VALUE PORTFOLIO

PORTFOLIO MANAGERS’ REPORT

Average Annual Total Returns for the Periods Ended December 31, 2008

	1 Year	5 Year	10 Year	Since Inception of Class ADV December 29, 2006		Since Inception of Class S July 16, 2001
Class ADV	(36.01)%	—	—	(19.01)%		—
Class I	(35.61)%	(1.93)%	(0.03)%	—		—
Class S	(35.80)%	(2.17)%	—	—		(3.78)%
Russell 1000® Value Index(1)	(36.85)%	(0.79)%	1.36%	(20.60	)%(3)	0.16	%(4)
Russell 1000® Index(2)	(37.60)%	(2.04)%	(1.09)%	(18.76	)%(3)	(1.76	)%(4)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING Opportunistic LargeCap Value Portfolio against the indices indicated. An index has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in the indices. The Portfolio’s performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract. Total returns would have been lower if such expenses or charges were included.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on portfolio distributions or the redemption of portfolio shares.

The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

The performance update illustrates performance for a variable investment option available through a variable annuity contract. The performance shown indicates past performance and is not a projection or prediction of future results. Actual investment returns and principal value will fluctuate so that shares and/or units, at redemption, may be worth more or less than their original cost. Please call (800) 992-0180 to get performance through the most recent month end.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the portfolio manager, only through the end of the period as stated on the cover. The portfolio manager’s views are subject to change at any time based on market and other conditions.

Portfolio holdings are subject to change daily.

7

(1) The Russell 1000® Value Index is an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values, which more closely tracks the types of securities in which the Portfolio invests than the S&P 500® Composite Stock Price Index.

(2) The Russell 1000® Index is a comprehensive large-cap index measuring the performance of the largest 1,000 U.S. incorporated companies.

(3) Since inception performance for the indices is shown from January 1, 2007.

(4) Since inception performance for the indices is shown from August 1, 2001.

Effective March 1, 2002, ING Investments, LLC began serving as investment adviser and ING Investment Management Co., the former investment adviser, began serving as sub-adviser to the Portfolio.

8

PART C:

OTHER INFORMATION

ITEM 15. INDEMNIFICATION

Article 10, Section (iv) of ING Variable Portfolios, Inc.’s Articles of Incorporation, as amended, provides the following:

(iv)                              The Corporation shall indemnify its officers, Directors, employees and agents, and any person who serves at the request of the Corporation as a director, officer, employee, or agent of another corporation, partnership, joint venture, trust or other enterprise as follows:

(a)                                  Every person who is or has been a Director, officer, employee or agent of the Corporation, and persons who serve at the Corporation’s request as director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, shall be indemnified by the Corporation to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any debt, claim, action, demand, suit, proceeding, judgment, decree, liability or obligation of any kind in which he becomes involved as a party or otherwise by virtue of his being or having been a Director, officer, employee or agent of the Corporation or of another corporation, partnership, joint venture, trust or other enterprise at the request of the Corporation, and against amounts paid or incurred by him in the settlement thereof.

(b)                                 The words “claim,” “action,” “suit” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative, legislative, investigative or other, including appeals), actual or threatened, and the words “liability” and “expenses” shall include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(c)                                  No indemnification shall be provided hereunder to a Director, officer, employee or agent against any liability to the Corporation or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

(d)                                 The rights of indemnification provided herein may be insured against by policies maintained by the Corporation, shall be several, shall not affect any other rights to which any Director, officer, employee or agent may now or hereafter be entitled, shall continue as to a person who has ceased to be such Director, officer, employee, or agent, and shall inure to the benefit of the heirs, executors and administrators of such a person.

(e)                                  In the absence of a final decision on the merits by a court or other body before which such proceeding was brought, an indemnification payment will not be made, except as provided in subparagraph (f) of this paragraph (iv), unless in the absence of such a decision, a reasonable determination based upon a factual review has been made:

(1)                                 by a majority vote of a quorum of non-party Directors who are not “interested persons” of the Corporation (as defined in the 1940 Act), or

(2)                                 by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties.

(f)                                    The Corporation further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an officer, Director or controlling person of the Corporation will not be made absent the fulfillment of at least one of the following conditions:

(1)                                  the indemnity provides security for his undertaking,

(2)                                  the Corporation is insured against losses arising by reason of any lawful advances or

1

(3)                                  a majority of a quorum of non-party Directors who are not “interested persons” or independent legal counsel in a written opinion makes a factual determination that there is a reason to believe the indemnity will be entitled to indemnification.

(g)                                 Neither the amendment nor repeal of this paragraph (iv) of Article 9, nor the adoption of any amendment of any other provision of the Charter or Bylaws of the Corporation inconsistent with this paragraph (iv) of Article 10 shall apply to or affect in any respect the applicability of the preceding provisions with respect to any act or failure to act which occurred prior to such amendment, repeal or adoption.

In addition, ING Variable Portfolios, Inc.’s officers and Directors are currently covered under a directors and officers errors and omissions liability insurance policy issued by ICI Mutual Insurance Company, which expires October 1, 2009.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “1933 Act”) may be permitted to Directors, officers and controlling persons of ING Variable Portfolios, Inc. pursuant to the foregoing provisions or otherwise, ING Variable Portfolios, Inc. has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by ING Variable Portfolios, Inc. of expenses incurred or paid by a Trustee, officer or controlling person of ING Variable Portfolios, Inc. in connection with the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person in connection with the shares being registered, ING Variable Portfolios, Inc. will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy, as expressed in the Act and be governed by final adjudication of such issue.

ITEM 16. EXHIBITS

(1)          (a)   Articles of Amendment and Restatement dated May 1, 2002 — Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(b)         Articles Supplementary dated August 12, 2002 — Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(c)          Articles Supplementary effective April 29, 2005 (Issuance of Class ADV shares) — Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Form N-1A Registration Statement on April 28, 2005 and incorporated herein by reference.

(d)         Articles of Amendment dated February 17, 2004 (name change from ING VP Technology Portfolio to ING VP Global Science and Technology Portfolio) — Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement filed on Form N-1A on February 11, 2005 and incorporated herein by reference.

(e)          Articles of Amendment dated April 30, 2004 (redesignation of Class R shares to Class I shares) — Filed as an Exhibit to Post-Effective Amendment No. 23 to the Registrant’s Registration Statement filed on Form N-1A on February 11, 2005 and incorporated herein by reference.

(f)            Articles of Amendment dated November 29, 2007 (dissolve ING VP International Equity Portfolio) - Filed as an Exhibit to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement filed on Form N-1A on January 25, 2008 and incorporated herein by reference.

(g)         Articles Supplementary dated November 30, 2007 (establishment of new series - ING WisdomTreeSM Global High-Yielding Equity Index Portfolio) - Filed as an Exhibit to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement filed on Form N-1A on January 25, 2008 and incorporated herein by reference.

(h)         Articles Supplementary dated February 15, 2008 (establishment of new series — ING International Index Portfolio, ING Lehman Brother Aggregate Bond Index® Portfolio, ING MorningTMStar U.S. Growth Index Portfolio, ING RussellTM Large Cap Index Portfolio, ING RussellTM Mid Cap Index Portfolio, ING RussellTM Small Cap Index Portfolio) — Filed as an Exhibit to Post-Effective Amendment No. 37 to the Registrant’s Registration Statement filed on Form N-1A on February 29, 2008 and incorporated herein by reference.

2

(i)             Articles of Amendment dated March 7, 2008 (name change from ING Lehman Brothers Aggregate Bond Index Portfolio to ING Lehman Brothers U.S. Aggregate Bond Index Portfolio — Filed as an Exhibit to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement filed on Form N-1A on April 25, 2008 and incorporated herein by reference.

(j)             Articles of Amendment dated April 28, 2008 (name change from ING VP Global Science and Technology Portfolio to ING BlackRock Global Science and Technology Portfolio; ING VP Growth Portfolio to ING Opportunistic LargeCap Growth Portfolio; and ING VP Value Opportunity Portfolio to ING Opportunistic LargeCap Value Portfolio) - Filed as an Exhibit to Post-Effective Amendment No. 42 to the Registrant’s Registration Statement filed on Form N-1A on August 19, 2008 and incorporated herein by reference.

(k)          Articles Supplementary dated June 6, 2008 (establishment of new series - ING Russell Global LargeCap Index 85% Portfolio) — Filed as an Exhibit to Post-Effective Amendment No. 42 to the Registrant’s Registration Statement filed on Form N-1A on August 19, 2008 and incorporated herein by reference.

(l)             Articles of Amendment dated July 9, 2008 (establishment of new series - ING Global Equity Option Portfolio) — Filed as an Exhibit to Post-Effective Amendment No. 42 to the Registrant’s Registration Statement filed on Form N-1A on August 19, 2008 and incorporated herein by reference.

(m)       Articles Supplementary dated October 15, 2008 (establishment of new series — ING U.S. Government Money market Portfolio). — Filed as an Exhibit to Post-Effective Amendment No. 44 to the Registrant’s Registration Statement filed on Form N-1A on October 30, 2008 and incorporated herein by reference.

(n)         Articles Supplementary dated January 23, 2009 (Issuance of Service 2 Class shares) — Filed as an Exhibit to Post-Effective Amendment No. 49 to the Registrant’s Registration Statement filed on Form N-1A on February 20, 2009 and incorporated herein by reference.

(2)          Second Amended and Restated Bylaws - Filed as an Exhibit to the Post —Effective Amendment No. 27 to the Registrant’s Registration Statement filed on Form N-1A on April 27, 2006 and incorporated herein by reference.

(3)          Not applicable.

(4)          Agreement and Plan of Reorganization between ING Opportunistic LargeCap Growth Portfolio and ING Opportunistic LargeCap Portfolio, each a series of ING Variable Portfolios, Inc. — Attached as Appendix A to the Proxy Statement/Prospectus.

(5)          Instruments Defining Rights of Holders - Filed as an Exhibit to Pre-Effective Amendment No. 1 to the Registrant’s Form N-1A Registration Statement on June 4, 1996 and incorporated herein by reference.

(6)          (a)   Amended Investment Management Agreement between ING Investments, LLC and ING Variable Portfolios, Inc. dated April 1, 2004 — Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(i)             Amended Schedule A, effective October 31, 2008, to the Amended Investment Management Agreement between ING Variable Portfolios, Inc. and ING Investments, LLC — Filed as an Exhibit to Post Effective Amendment No. 45 to the Registrant’s Form N-1A Registration Statement on December 15, 2008 and incorporated herein by reference.

(ii)          Amendment dated January 1, 2007 to the Amended Investment Management Agreement between ING Investments, LLC and ING Variable Portfolios, Inc. dated April 1, 2004 — Filed as an Exhibit to Post Effective Amendment No. 29 to the Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(b)         Sub-Advisory Agreement between ING Investments, LLC and Aeltus Investment Management, Inc. dated March 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 18 to the Registrant’s Form N-1A Registration Statement on April 19, 2002 and incorporated herein by reference.

3

(i)             First Amendment to the Sub-Advisory Agreement between ING Investments, LLC and Aeltus Investment Management, Inc. effective as of July 29, 2003 — Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(ii)          Second Amendment dated January 1, 2007 to the Sub-Advisory Agreement, between ING Investments, LLC and ING Investment Management Co. dated March 1, 2002 — Filed as an Exhibit to Post Effective Amendment No. 29 to the Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(iii)       Third Amendment dated October 1, 2007 to the Sub-Advisory Agreement between ING Investments, LLC and ING Investment Management Co., dated March 1, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 37 to the Registrant’s Registration Statement filed on Form N-1A on February 29, 2008 and incorporated herein by reference.

(iv)      Amended Schedule A, effective October 31, 2008, to the Sub-Advisory Agreement between ING Investments, LLC and ING Investment Management Co. dated March 1, 2002 — Filed as an Exhibit to Post Effective Amendment No. 45 to the Registrant’s Form N-1A Registration Statement on December 31, 2008 and incorporated herein by reference.

(c)          Sub-Advisory Agreement between ING Investments, LLC and BlackRock Advisors, LLC., dated February 2, 2007 — Filed as an Exhibit to Post-Effective Amendment No. 29 to the Registrant’s Registration Statement filed on Form N-1A on April 27, 2007 and incorporated herein by reference.

(i)             Amendment dated June 16, 2008 to the Sub-Advisory Agreement between ING Investments, LLC and BlackRock Advisors, LLC dated February 2, 2007 — Filed as an Exhibit to Post-Effective Amendment No. 42 to the Registrant’s Registration Statement filed on Form N-1A on August 19, 2008 and incorporated herein by reference.

(ii)          Amended Schedule A dated April 26, 2008 to the Sub-Advisory Agreement between ING Investments, LLC and BlackRock Advisors, LLC — Filed as an Exhibit to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement filed on Form N-1A on April 25, 2008 and incorporated herein by reference.

(d)                                 Sub-Advisory Agreement between ING Investments, LLC and Lehman Brothers Asset Management, LLC dated March 7, 2008 — Filed as an Exhibit to Post-Effective Amendment No. 42 to the Registrant’s Registration Statement filed on Form N-1A on August 19, 2008 and incorporated herein by reference.

(i)     Schedule A dated March 7, 2008 to the Sub-Advisory Agreement between ING Investments, LLC and Lehman Brothers Asset Management, LLC dated March 7, 2008 — Filed as an Exhibit to Post-Effective Amendment No. 42 to the Registrant’s Registration Statement filed on Form N-1A on August 19, 2008 and incorporated herein by reference.

(d)         Amended and Restated Expense Limitation Agreement between ING Investments, LLC and ING Variable Portfolios, Inc. dated April 1, 2005 — Filed as an Exhibit to Post-Effective Amendment No. 29 to the Registrant’s Registration Statement filed on Form N-1A on February 7, 2007 and incorporated herein by reference.

(i)             Amended Schedule A, dated December 11, 2008, to the Amended and Restated Expense Limitation Agreement between ING Investments, LLC and ING Variable Portfolios, Inc.- Filed as an Exhibit to Post-Effective Amendment No. 49 to the Registrant’s Registration Statement filed on Form N-1A on February 20, 2009 and incorporated herein by reference.

(7)          Distribution Agreement between Aetna Variable Portfolios, Inc. and ING Pilgrim Securities, Inc. dated January 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 18 to the Registrant’s Form N-1A Registration Statement on April 19, 2002 and incorporated herein by reference.

(i)             Amended Schedule of Approvals, effective October 31, 2008, to the Distribution Agreement between ING Variable Portfolios, Inc. and ING Funds Distributor, LLC — Filed as an Exhibit to Post Effective Amendment No. 45 to the Registrant’s Form N-1A Registration Statement on December 15, 2008 and incorporated herein by reference.

4

(ii)          Substitution Agreement dated October 8, 2002 to the Distribution Agreement between Aetna Variable Portfolios, Inc. and ING Pilgrim Securities, Inc. dated January 1, 2002 — Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(8)                                  Directors’ Deferred Compensation Plan effective September 15, 2005 — Filed as an Exhibit to Post-Effective Amendment No. 42 to the Registrant’s Registration Statement filed on Form N-1A on August 19, 2008 and incorporated herein by reference.

(9)          (a)          Custody Agreement with The Bank of New York dated January 6, 2003 — Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(i)             Amended Exhibit A, effective October 31, 2008, to the Custody Agreement with The Bank of New York Mellon Corporation - Filed as an Exhibit to Post Effective Amendment No. 45 to the Registrant’s Form N-1A Registration Statement on December 15, 2008 and incorporated herein by reference.

(b)        Foreign Custody Manager Agreement with the Bank of New York dated January 6, 2003 — Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(i)             Amended Exhibit A, effective October 31, 2008 to the Foreign Custody Manager Agreement with The Bank of New York Mellon Corporation — Filed as an Exhibit to Post Effective Amendment No. 45 to the Registrant’s Form N-1A Registration Statement on December 15, 2008 and incorporated herein by reference.

(ii)          Amended Schedule 2 effective June 4, 2008 to the Foreign Custody Manager Agreement with the Bank of New York Mellon Corporation — Filed as an Exhibit to Post-Effective Amendment No. 42 to the Registrant’s Registration Statement filed on Form N-1A on August 19, 2008 and incorporated herein by reference.

(c)          Securities Lending Agreement and Guaranty with The Bank of New York dated August 7, 2003 — Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N- 1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(i)             Amended Exhibit A, effective October 31, 2008, to the Securities Lending Agreement and Guaranty with The Bank of New York Mellon Corporation — Filed as an Exhibit to Post Effective Amendment No. 45 to the Registrant’s Form N-1A Registration Statement on December 15, 2008 and incorporated herein by reference.

(10)    (a)   Amended and Restated Shareholder Services and Distribution Plan for Class S shares effective January 1, 2008 - Filed as an Exhibit to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement filed on Form N-1A on January 25, 2008 and incorporated herein by reference.

(i)             Waiver of Fee Payable under the Amended and Restated Shareholder Services and Distribution Plan for the Class S Shares - ING WisdomTreeSM Global High-Yielding Equity Index Portfolio — Filed as an Exhibit to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement filed on Form N-1A on April 25, 2008 and incorporated herein by reference.

(ii)          Amended Schedule 1, effective October 31, 2008, to the Amended and Restated Shareholder Services and Distribution Plan for Class S shares - Filed as an Exhibit to Post Effective Amendment No. 45 to the Registrant’s Form N-1A Registration Statement on December 15, 2008 and incorporated herein by reference.

(b)         Shareholder Service and Distribution Plan for Class A shares effective April 29, 2005 — Filed as an exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement filed on Form N-1A on April 28, 2005 and incorporated herein by reference.

(i)             Amended Schedule A to the Shareholder Service and Distribution Plan for Class A shares effective April 29, 2005 - Filed as an Exhibit to Post-Effective Amendment No. 49 to the Registrant’s Registration Statement filed on Form N-1A on February 20, 2009 and incorporated herein by reference.

5

(c)          Shareholder Service and Distribution Plan for Service 2 Class (“Class S2”) shares between ING Variable Portfolios, Inc. and ING Funds Distributor, LLC effective October 31, 2008 — Filed as an Exhibit to Post Effective Amendment No. 45 to the Registrant’s Form N-1A Registration Statement on December 15, 2008 and incorporated herein by reference.

 (i)                                  Amended Schedule A to the Shareholder Service and Distribution Plan for Class S2 shares between ING Variable Portfolios, Inc. and ING Funds Distributor, LLC effective October 31, 2008 — Filed as an Exhibit to Post-Effective Amendment No. 49 to the Registrant’s Registration Statement filed on Form N-1A on February 20, 2009 and incorporated herein by reference.

(ii)                                  Reduction of Fee Payable under the Shareholder Service and Distribution Plan for the Class S2 shares February 28, 2009 — Filed as an Exhibit to Post-Effective Amendment No. 49 to the Registrant’s Registration Statement filed on Form N-1A on February 20, 2009 and incorporated herein by reference.

(d)         Amended and restated Multi-Class Plan pursuant to Rule 18f-3 for ING Variable Portfolios, Inc., effective January 8, 2008 — Filed as an Exhibit to Post Effective Amendment No. 34 to the Registrant’s Form N-1A Registration Statement on January 25, 2008 and incorporated herein by reference.

(i)             Amended Schedule A to the Amended and Restated Multiple Class Plan pursuant to Rule 18f-3 for ING Variable Portfolios, Inc.- Filed as an Exhibit to Post-Effective Amendment No. 49 to the Registrant’s Registration Statement filed on Form N-1A on February 20, 2009 and incorporated herein by reference.

(11)        Opinion and Consent of Counsel - Filed herewith.

(12)        Opinion and Consent of Counsel Supporting Tax Matters and Consequences — To be filed by subsequent post-effective amendment.

(13)    (a)          Administration Agreement between ING Funds Services, LLC and Aetna Variable Portfolios, Inc. dated April 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 18 to the Registrant’s Form N-1A Registration Statement on April 19, 2002 and incorporated herein by reference.

(i)             Amended Schedule A, effective October 31, 2008 to the Administration Agreement between ING Variable Portfolios, Inc. and ING Funds Services, LLC - Filed as an Exhibit to Post Effective Amendment No. 45 to the Registrant’s Form N-1A Registration Statement on December 15, 2008 and incorporated herein by reference.

(b)         License Agreement between Aetna Services, Inc. and Aetna Variable Portfolios, Inc. dated June 19, 1996 - Filed as an Exhibit to Post-Effective Amendment No. 1 to the Registrant’s Form N-1A Registration Statement on March 7, 1997 and incorporated herein by reference.

(c)          Fund Accounting Agreement with The Bank of New York dated January 6, 2003 — Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(i)             Amended Exhibit A, effective October 31, 2008 to the Fund Accounting Agreement with The Bank of New York Mellon Corporation - Filed as an Exhibit to Post Effective Amendment No. 45 to the Registrant’s Form N-1A Registration Statement on December 15, 2008 and incorporated herein by reference.

(d)         Allocation Agreement (Investment Company Blanket Bond) dated September 24, 2003 — Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(i)             Amended Schedule A to the Allocation Agreement, dated December 2005 — Filed as an Exhibit to Post-Effective Amendment No. 29 to the Registrant’s Registration Statement filed on Form N-1A on April 27, 2007 and incorporated herein by reference.

6

(e)          Allocation Agreement (Directors and Officers Liability) dated September 26, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 29 to the Registrant’s Registration Statement filed on Form N-1A on April 27, 2007 and incorporated herein by reference.

(i)             Amended Schedule A to the Allocation Agreement (Directors and Officers Liability) dated April 2007 — Filed as an Exhibit to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement filed on Form N-1A on April 25, 2008 and incorporated herein by reference.

(f)            Agency Agreement with DST Systems, Inc. dated July 7, 2001 — Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(i)             Amended Exhibit A, effective October 31, 2008, to the Agency Agreement with DST Systems, Inc. dated July 7, 2001 - Filed as an Exhibit to Post Effective Amendment No. 45 to the Registrant’s Form N-1A Registration Statement on December 15, 2008 and incorporated herein by reference.

(g)         Participation Agreement between ING Variable Portfolios, Inc., Connecticut General Life Insurance Company and ING Funds Distributor, Inc. dated August 15, 2002 — Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(h)         Participation Agreement between ING Variable Portfolios, Inc., ReliaStar Life Insurance Company and ING Funds Distributor, Inc. dated May 1, 2002 — Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(i)             Amendment to Participation Agreement between ING Variable Portfolios, Inc., ReliaStar Life Insurance Company and ING Funds Distributor, Inc. executed October 15, 2002 — Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

 (ii)       Amendment to Participation Agreement between ING Variable Portfolios, Inc., ReliaStar Life Insurance Company and ING Funds Distributor, Inc. executed September 22, 2003 — Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(i)             Participation Agreement between ING Variable Portfolios, Inc., ReliaStar Life Insurance Company of New York and ING Funds Distributor, Inc. dated May 1, 2002 — Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(j)             Participation Agreement between ING Variable Portfolios, Inc., Security Life of Denver Insurance Company and ING Funds Distributor, Inc. dated May 1, 2001 — Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(k)          Participation Agreement between ING Variable Portfolios, Inc., Southland Life Insurance Company and ING Funds Distributor, Inc. dated May 1, 2001 — Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(l)             Fund Participation Agreement between Aetna Insurance Company of America, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. dated May 1, 1998 — Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(i)             Amendment No. 1 to Fund Participation Agreement between Aetna Insurance Company of America, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. executed May 1, 2000 — Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

7

(ii)         Amendment No. 2 to Fund Participation Agreement between Aetna Insurance Company of America, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. executed June 26, 2001 — Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(m)      Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. dated May 1, 1998 — Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(i)            Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. executed November 9, 1998 — Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(ii)         Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. executed June 1, 1999 — Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(iii)      Second Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. executed December 31, 1999 — Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(iv)      Third Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. executed February 11, 2000 — Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(v)         Fourth Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. executed May 1, 2000 — Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(vi)      Fifth Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. executed February 27, 2001 — Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(vii)   Sixth Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. executed June 19, 2001 — Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.  14) Fund Participation Agreement between Golden American Life Insurance Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. dated July 16, 2001 — Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

8

(n) Fund Participation Agreement between Golden American Life Insurance Company, Aetna Variable Fund, Aetna

Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. dated July 16, 2001 - Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(14)    Consent of Independent Registered Public Accounting Firm - Filed herewith.

(15)    Not applicable.

(16)   Powers of Attorney - Powers of attorney for Todd Modic and each Director (except Martin J. Gavin) were filed as an exhibit to Post-Effective Amendment No. 31 to the Registrant’s Registration Statement on Form N-1A filed on December 20, 2007 and are incorporated herein by reference. Power of Attorney for Director Martin J. Gavin was filed as an attachment to Post-Effective Amendment No. 47 to the Registrant’s Registration Statement on Form N-1A filed on February 10, 2009 and is incorporated herein by reference.

(17)    Not applicable.

ITEM 17. UNDERTAKINGS

(1)                                 The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act (17 CFR 230.145(c)), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)                                  The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)                                  The undersigned registrant undertakes to file a post-effective amendment to this registration statement upon the closing of the Reorganization described in this Registration Statement that contains an opinion of counsel supporting the tax matters discussed in this Registration Statement.

9

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Scottsdale and the State of Arizona  on the 24th day of April, 2009.

ING VARIABLE PORTFOLIOS, INC.

By:	/s/ Theresa K. Kelety
Theresa K. Kelety
Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE	DATE

	Senior Vice President and	April 24, 2009
Todd Modic*	Chief/Principal Financial Officer

	Director	April 24, 2009
Albert E. DePrince Jr.*

	Director	April 24, 2009
Russell Jones*

	Director	April 24, 2009
Martin J. Gavin*

	Director	April 24, 2009
Sidney Koch*

	Interested Director, President and	April 24, 2009
Shaun P. Mathews *	Chief Executive Officer

	Director	April 24, 2009
Corine T. Norgaard*

	Director	April 24, 2009
Joseph E. Obermeyer*

* By:	/s/ Theresa K. Kelety
Theresa K. Kelety
Attorney-in-Fact**

**                                  Powers of attorney for Todd Modic and each Director (except Martin J. Gavin) were filed as an exhibit to Post-Effective Amendment No. 31 to the Registrant’s Registration Statement on Form N-1A filed on December 20, 2007 and are incorporated herein by reference. Power of Attorney for Director Martin J. Gavin was filed as an attachment to Post-Effective Amendment No. 47 to the Registrant’s Registration Statement on Form N-1A filed on February 10, 2009 and is incorporated herein by reference.

10

Exhibit Index

Exhibit Number	Name of Exhibit
11	Opinion and Consent of Counsel
14	Consent of Independent Registered Public Accounting Firm

11